                                                                 APRIL 29, 2013

METLIFE ASSET BUILDER(R) VARIABLE ANNUITY CONTRACTS ISSUED
BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group MetLife Asset Builder contracts for deferred variable annuities ("Deferred Annuities").
--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and Investment Divisions available through the Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series@ ("American Funds@"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus. The Deferred Annuities are not available to new purchasers or to new enrollments. Enrolled participants may continue to make purchase payments under group arrangements.

                                    AMERICAN FUNDS(R)
                                    --------------
AMERICAN FUNDS BOND FUND                         AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS GROWTH-INCOME FUND
                                    MET INVESTORS FUND
                                    ------------------
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO  LORD ABBETT MID CAP VALUE PORTFOLIO
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO    METLIFE AGGRESSIVE STRATEGY PORTFOLIO
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO  METLIFE GROWTH STRATEGY PORTFOLIO
BLACKROCK LARGE CAP CORE PORTFOLIO               MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
CLARION GLOBAL REAL ESTATE PORTFOLIO             MORGAN STANLEY MID CAP GROWTH PORTFOLIO
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO          OPPENHEIMER GLOBAL EQUITY PORTFOLIO
HARRIS OAKMARK INTERNATIONAL PORTFOLIO           PIMCO INFLATION PROTECTED BOND PORTFOLIO
INVESCO SMALL CAP GROWTH PORTFOLIO               PIMCO TOTAL RETURN PORTFOLIO
JANUS FORTY PORTFOLIO                            SSGA GROWTH AND INCOME ETF PORTFOLIO
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO           SSGA GROWTH ETF PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO             T. ROWE PRICE MID CAP GROWTH PORTFOLIO
                                    METROPOLITAN FUND
                                    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO    METLIFE MODERATE ALLOCATION PORTFOLIO
BARCLAYS AGGREGATE BOND INDEX PORTFOLIO          METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK BOND INCOME PORTFOLIO                  PORTFOLIO
BLACKROCK CAPITAL APPRECIATION PORTFOLIO         METLIFE STOCK INDEX PORTFOLIO
BLACKROCK DIVERSIFIED PORTFOLIO                  MFS(R) TOTAL RETURN PORTFOLIO
BLACKROCK LARGE CAP VALUE PORTFOLIO              MFS(R) VALUE PORTFOLIO
BLACKROCK MONEY MARKET PORTFOLIO                 MSCI EAFE(R) INDEX PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO                    NEUBERGER BERMAN GENESIS PORTFOLIO
FRONTIER MID CAP GROWTH PORTFOLIO                RUSSELL 2000(R) INDEX PORTFOLIO
JENNISON GROWTH PORTFOLIO                        T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO           T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO         WESTERN ASSET MANAGEMENT STRATEGIC BOND
MET/ARTISAN MID CAP VALUE PORTFOLIO              OPPORTUNITIES PORTFOLIO
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO        WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
METLIFE CONSERVATIVE TO MODERATE ALLOCATION      PORTFOLIO
PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO

Certain Portfolios have been subject to a change. Please see Appendix D- "Additional Information Regarding the Portfolios".
HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 29, 2013. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 63 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:
Metropolitan Life Insurance Company
MetLife Life & Income Funding Solutions
P.O. Box 14660
Lexington, KY 40512-4660
Attention: MetLife Asset Builder Unit
Toll Free Phone: (866) 438-6477
The Securities and Exchange Commission has a website (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.






 DEFERRED ANNUITIES AVAILABLE:
   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA

 A WORD ABOUT INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:
   .  a bank deposit or obligation;
   .  federally insured or guaranteed; or
   .  endorsed by any bank or other financial institution.

TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW......................................................... 4

TABLE OF EXPENSES....................................................................... 7

ACCUMULATION UNIT VALUES TABLES......................................................... 12

METLIFE................................................................................. 13

METROPOLITAN LIFE SEPARATE ACCOUNT E.................................................... 13

VARIABLE ANNUITIES...................................................................... 13

  A Deferred Annuity.................................................................... 14

YOUR INVESTMENT CHOICES................................................................. 15

  Certain Payments We Receive with Regard to the Portfolios............................. 20

DEFERRED ANNUITIES...................................................................... 21

  The Deferred Annuity and Your Retirement Plan......................................... 21

  Automated Investment Strategies....................................................... 21

  Purchase Payments..................................................................... 22

    Allocation of Purchase Payments..................................................... 22

    Automated Purchase Payments......................................................... 23

    Limits on Purchase Payments......................................................... 23

  The Value of Your Investment.......................................................... 23

  Transfer Privilege.................................................................... 24

    Restrictions on Transfers........................................................... 24

  Access to Your Money.................................................................. 27

    Systematic Withdrawal Program....................................................... 27

    Minimum Distribution................................................................ 28

  Charges............................................................................... 28

    Separate Account Charge............................................................. 28

    Investment-Related Charge........................................................... 29

  Premium and Other Taxes............................................................... 29

  Withdrawal Charges.................................................................... 30

  Free Look............................................................................. 30

  Death Benefit......................................................................... 30

  Income Pay-Out Options................................................................ 32

  Income Payment Types.................................................................. 33

  Minimum Size of Your Income Payment................................................... 35

  Pay-Out Version I & Version II........................................................ 35

  Pay-Out Version I

    The Value of Your Income Payments................................................... 35

    Reallocation Privilege.............................................................. 36

    Charges............................................................................. 36

  Pay-Out Version II

    Withdrawal Option................................................................... 37

    How the Version II Income Pay-Out Option Differs from Other Income Pay-Out Options.. 38


         Calculating Your Income Payments............................ 40

           Initial Income Payment.................................... 40

           Subsequent Income Payments................................ 41

         Adjustment Factor........................................... 41

           Investment Factor......................................... 41

           Determining the Investment Factor......................... 41

           Interest Factor........................................... 42

           Determining the Interest Factor........................... 42

           The Effect of the Adjustment Factor....................... 42

         Reallocation Privilege...................................... 43

         Charges..................................................... 44

           Withdrawal Processing Fee................................. 44

       GENERAL INFORMATION........................................... 44

         Administration.............................................. 44

           Purchase Payments......................................... 44

           Confirming Transactions................................... 45

           Processing Transactions................................... 45

             By Telephone or Internet................................ 45

             After Your Death........................................ 46

             Misstatement............................................ 46

             Third Party Requests.................................... 46

             Valuation -- Suspension of Payments..................... 46

         Advertising Performance..................................... 47

           Pay-In Phase.............................................. 47

           Pay-Out Phase Version I................................... 47

           Pay-Out Phase Version II.................................. 48

         Changes to Your Deferred Annuity............................ 49

         Voting Rights............................................... 49

         Who Sells the Deferred Annuities............................ 50

         Financial Statements........................................ 52

         Your Spouse's Rights........................................ 52

         When We Can Cancel Your Deferred Annuity.................... 52

       INCOME TAXES.................................................. 53

       LEGAL PROCEEDINGS............................................. 62

       TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION. 63

       APPENDIX A PREMIUM TAX TABLE.................................. 64

       APPENDIX B ACCUMULATION UNIT VALUES........................... 65

       APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES................ 89

       APPENDIX D ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS.... 90

The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADJUSTMENT FACTOR

The Adjustment Factor for each Investment Division is used to calculate your income payment (as defined later). For each Investment Division, your current income payment is equal to the income payment as of the last Valuation Date multiplied by the Adjustment Factor. The Adjustment Factor is the result of multiplying the Interest Factor times the Investment Factor. Whether your income payment goes up or down depends on the current Adjustment Factor.

ANNUITY PURCHASE RATE

The Annuity Purchase Rate is the dollar amount You would need to purchase an Income Annuity paying $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of your life, then the Annuity Purchase Rate for that life income annuity is $50.

The Annuity Purchase Rate is based on the annuity income payment type You choose (which may include a withdrawal option), an interest rate, and your age, sex (where permitted) and number of payments remaining. The Annuity Purchase Rate is reset each Valuation Date to reflect any changes in these components. The reset Annuity Purchase Rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

CONTRACT

A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. Generally, You, as the participant or annuitant, receive a certificate under the Contract. In other cases, only the employer, plan trustee or other entity receives a Contract, and the participant or annuitant does not receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

GOOD ORDER

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact us or your MetLife Designated Office before submitting the form or request.

INTEREST FACTOR

The Interest Factor measures the effect of changes in the Specified Interest Rate. It is one of two factors comprising the Adjustment Factor which we use to determine your variable income payments.

INVESTMENT DIVISION

Investment Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).

INVESTMENT FACTOR

The Investment Factor for each Investment Division measures the investment experience (after applicable charges and expenses) of that Investment Division compared to the Specified Interest Rate in effect on the prior Valuation Date. It is one of two factors comprising the Adjustment Factor which we use to determine your variable income payments.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 866-438-6477.

SEPARATE ACCOUNT

A Separate Account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in the Deferred Annuities.

SPECIFIED INTEREST RATE

The Specified Interest Rate and the source of the rate are defined in your Contract. The Specified Interest Rate may differ among groups. The rate is based on market interest rates such as the yield on a 10 Year Treasury, LIBOR interest rate swap, corporate bond or some other measure of interest rates. We use it as the benchmark interest rate to determine your initial income payment and all future income payments. The higher the Specified Interest Rate, the higher your initial variable income payment will be. The lower the Specified Interest Rate, the lower your initial variable income payment will be, but subsequent variable income payments will increase more rapidly or decrease more slowly than if the Specified Interest Rate were higher as changes occur in the Specified Interest Rate and the actual investment experience of the Investment Divisions. We guarantee that we will not change the way we determine the Specified Interest Rate or the date we choose to apply the rate to the Interest Factor calculation, except as stated next. We typically determine the rate on a monthly basis, but we may determine the rate either more or less often, in which case we will tell You in advance that we will be doing so. For any Valuation Date, we will use the designated rate. Should a rate become unavailable or if the selected rate is not published in the source as stated in your Contract, we will use a readily available rate or a source that we consider most comparable.

VALUATION DATE

The day on which we calculate your income payment or process a reallocation request or determine contract value. A Valuation Date is a day the Exchange is open for regular trading. We value as of the close of trading for the Exchange. The Exchange usually closes at 4 p.m. Eastern Time, but may close earlier or later.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a Variable Annuity.

YOU

In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or the participant or annuitant for whom money is invested under group arrangements.

   TABLE OF EXPENSES -- METLIFE ASSET BUILDER DEFERRED ANNUITIES

  The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes the charges You will pay at the time You purchase the Deferred Annuity, make withdrawals from your Deferred Annuity or make transfers between Investment Divisions. There are no fees for the Fixed Interest Account. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see Appendix A) and other taxes which may apply.

--------------------------------------------------------------------------------

    CONTRACT OWNER TRANSACTION EXPENSES
      Sales Load Imposed on Purchases ................................None..
      Deferred Sales Load (as a percentage of the purchase payment funding the withdrawal during the accumulation period)..None..........
      Exchange Fee................................................... None..
      Surrender Fee.................................................. None..
      Withdrawal Processing Fee During Pay-Out Phase(1) ..$95 for each withdrawal............................................................

  ------------------------------------------------------------------------------
  The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee...................................................................................................... None.
Transfer Fee............................................................................................................. None.
The Deferred Annuity is not designed to permit frequent transfers. Accordingly, we reserve the right to charge a transfer fee.
Separate Account Annual Charge (as a percentage of average account value)(2)

                             Maximum Guaranteed Charge:....... 0.95%..
                             Current Charge: Between 0.65% and 0.95%..
           Pay-In Phase...   Minimum:......................... 0.45%..
           Pay-Out Phase..   Maximum Guaranteed Charge:....... 0.95%..

  ------------------------------------------------------------------------------
  The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R)
  Moderate Allocation, Loomis Sayles Global Markets Portfolio and MetLife
  Growth Strategy Portfolio, which are Class B and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 866-438-6477.

                                                               Minimum Maximum
                                                               ------- -------
    Total Annual American Funds(R), Met Investors Fund and
      Metropolitan Fund Operating Expenses as of December 31,
      2012 (expenses that are deducted from Fund assets,
      including management fees, distribution and/or service
      (12b-1) fees and other expenses)........................  0.28%   1.07%

/1/ IF YOU PURCHASED THE DEFERRED ANNUITY PRIOR TO MAY 1, 2004, WE MAKE
    AVAILABLE A WITHDRAWAL OPTION TO THE INCOME PAY-OUT OPTION UNDER THE DEFERRED ANNUITY. THIS OPTION IS DESCRIBED IN MORE DETAIL IN THE PROSPECTUS.

/2/ THE ANNUAL SEPARATE ACCOUNT CHARGE IS STATED IN YOUR DEFERRED ANNUITY. THIS
    CHARGE MAY NOT EXCEED 0.95% OF YOUR AVERAGE VALUE IN THE INVESTMENT DIVISIONS FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENT IN THE PAY-OUT PHASE. THE RATE THAT APPLIES TO YOUR DEFERRED ANNUITY MAY BE LESS THAN THIS MAXIMUM CHARGE, AS DISCUSSED LATER IN THE PROSPECTUS. THE ANNUAL SEPARATE ACCOUNT CHARGE MAY NOT EXCEED 1.25% FOR ONE VERSION OF THE PAY-OUT PHASE AVAILABLE TO DEFERRED ANNUITIES PURCHASED PRIOR TO MAY 1, 2004.

    WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. WE ARE WAIVING AN AMOUNT EQUAL TO THE PORTFOLIO EXPENSES THAT ARE IN EXCESS OF 0.62% FOR THE INVESTMENT DIVISION INVESTING IN THE OPPENHEIMER GLOBAL EQUITY PORTFOLIO OF THE MET INVESTORS SERIES TRUST.


   TABLE OF EXPENSES (CONTINUED)

                                                                                                                   --------------
  AMERICAN FUNDS INSURANCE SERIES(R) --                                  DISTRIBUTION          ACQUIRED    TOTAL        FEE
  CLASS 2 PORTFOLIO FEES AND EXPENSES                                       AND/OR             FUND FEES  ANNUAL   WAIVER AND/OR
  (AS A PERCENTAGE OF AVERAGE DAILY NET                       MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
  ASSETS)                                                        FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
  American Funds Bond Fund...................................    0.37%       0.25%      0.02%      --      0.64%         --
  American Funds Global Small Capitalization Fund............    0.71%       0.25%      0.04%      --      1.00%         --
  American Funds Growth Fund.................................    0.33%       0.25%      0.02%      --      0.60%         --
  American Funds Growth-Income Fund..........................    0.27%       0.25%      0.02%      --      0.54%         --
                                                                                                                   --------------


                                                                                                                   --------------
  MET INVESTORS SERIES TRUST PORTFOLIO                                   DISTRIBUTION          ACQUIRED    TOTAL        FEE
  FEES AND EXPENSES (AS A PERCENTAGE                                        AND/OR             FUND FEES  ANNUAL   WAIVER AND/OR
  OF AVERAGE DAILY NET ASSETS)                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
                                                                 FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
  American Funds(R) Balanced Allocation Portfolio -- Class B.    0.06%       0.25%      0.01%    0.38%     0.70%         --
  American Funds(R) Growth Allocation Portfolio -- Class B...    0.07%       0.25%      0.01%    0.38%     0.71%         --
  American Funds(R) Moderate Allocation Portfolio -- Class B.    0.06%       0.25%      0.01%    0.37%     0.69%         --
  BlackRock Large Cap Core Portfolio -- Class A..............    0.59%         --       0.05%      --      0.64%       0.01%
  Clarion Global Real Estate Portfolio -- Class A............    0.60%         --       0.06%      --      0.66%         --
  ClearBridge Aggressive Growth Portfolio -- Class A.........    0.61%         --       0.03%      --      0.64%         --
  Harris Oakmark International Portfolio -- Class A..........    0.77%         --       0.06%      --      0.83%       0.02%
  Invesco Small Cap Growth Portfolio -- Class A..............    0.85%         --       0.02%      --      0.87%       0.01%
  Janus Forty Portfolio -- Class A...........................    0.63%         --       0.03%      --      0.66%       0.01%
  Loomis Sayles Global Markets Portfolio -- Class B..........    0.70%       0.25%      0.09%      --      1.04%         --
  Lord Abbett Bond Debenture Portfolio -- Class A............    0.51%         --       0.03%      --      0.54%         --
  Lord Abbett Mid Cap Value Portfolio -- Class A.............    0.65%         --       0.04%    0.06%     0.75%       0.00%
  MetLife Aggressive Strategy Portfolio -- Class A...........    0.09%         --       0.01%    0.72%     0.82%         --
  MetLife Growth Strategy Portfolio -- Class B...............    0.06%       0.25%        --     0.69%     1.00%         --
  MFS(R) Research International Portfolio -- Class A.........    0.68%         --       0.07%      --      0.75%       0.05%
  Morgan Stanley Mid Cap Growth Portfolio -- Class A.........    0.65%         --       0.07%      --      0.72%       0.01%
  Oppenheimer Global Equity Portfolio -- Class A.............    0.67%         --       0.09%      --      0.76%       0.02%
  PIMCO Inflation Protected Bond Portfolio -- Class A........    0.47%         --       0.11%      --      0.58%         --
  PIMCO Total Return Portfolio -- Class A....................    0.48%         --       0.03%      --      0.51%         --
  SSgA Growth and Income ETF Portfolio -- Class A............    0.31%         --       0.01%    0.24%     0.56%         --
  SSgA Growth ETF Portfolio -- Class A.......................    0.32%         --       0.03%    0.25%     0.60%         --
  T. Rowe Price Mid Cap Growth Portfolio -- Class A..........    0.75%         --       0.03%      --      0.78%         --
                                                                                                                   --------------

 TABLE OF EXPENSES (CONTINUED)

                                                            ----------
AMERICAN FUNDS INSURANCE SERIES(R) --                       NET TOTAL
CLASS 2 PORTFOLIO FEES AND EXPENSES                          ANNUAL
(AS A PERCENTAGE OF AVERAGE DAILY NET                       OPERATING
ASSETS)                                                     EXPENSES
-----------------------------------------------------------------------
American Funds Bond Fund...................................   0.64%
American Funds Global Small Capitalization Fund............   1.00%
American Funds Growth Fund.................................   0.60%
American Funds Growth-Income Fund..........................   0.54%
                                                            ----------


                                                            ----------
MET INVESTORS SERIES TRUST PORTFOLIO                        NET TOTAL
FEES AND EXPENSES (AS A PERCENTAGE                           ANNUAL
OF AVERAGE DAILY NET ASSETS)                                OPERATING
                                                           EXPENSES
-----------------------------------------------------------------------
American Funds(R) Balanced Allocation Portfolio -- Class B.   0.70%
American Funds(R) Growth Allocation Portfolio -- Class B...   0.71%
American Funds(R) Moderate Allocation Portfolio -- Class B.   0.69%
BlackRock Large Cap Core Portfolio -- Class A..............   0.63%
Clarion Global Real Estate Portfolio -- Class A............   0.66%
ClearBridge Aggressive Growth Portfolio -- Class A.........   0.64%
Harris Oakmark International Portfolio -- Class A..........   0.81%
Invesco Small Cap Growth Portfolio -- Class A..............   0.86%
Janus Forty Portfolio -- Class A...........................   0.65%
Loomis Sayles Global Markets Portfolio -- Class B..........   1.04%
Lord Abbett Bond Debenture Portfolio -- Class A............   0.54%
Lord Abbett Mid Cap Value Portfolio -- Class A.............   0.75%
MetLife Aggressive Strategy Portfolio -- Class A...........   0.82%
MetLife Growth Strategy Portfolio -- Class B...............   1.00%
MFS(R) Research International Portfolio -- Class A.........   0.70%
Morgan Stanley Mid Cap Growth Portfolio -- Class A.........   0.71%
Oppenheimer Global Equity Portfolio -- Class A.............   0.74%
PIMCO Inflation Protected Bond Portfolio -- Class A........   0.58%
PIMCO Total Return Portfolio -- Class A....................   0.51%
SSgA Growth and Income ETF Portfolio -- Class A............   0.56%
SSgA Growth ETF Portfolio -- Class A.......................   0.60%
T. Rowe Price Mid Cap Growth Portfolio -- Class A..........   0.78%
                                                            ----------


   TABLE OF EXPENSES (CONTINUED)


  METROPOLITAN SERIES FUND -- CLASS A                                         DISTRIBUTION          ACQUIRED    TOTAL
  PORTFOLIO FEES AND EXPENSES (AS A                                              AND/OR             FUND FEES  ANNUAL
  PERCENTAGE OF AVERAGE DAILY NET                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING
  ASSETS)                                                             FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES
------------------------------------------------------------------------------------------------------------------------
  Baillie Gifford International Stock Portfolio...................    0.81%        --        0.10%      --      0.91%
  Barclays Aggregate Bond Index Portfolio.........................    0.25%        --        0.04%      --      0.29%
  BlackRock Bond Income Portfolio.................................    0.32%        --        0.04%      --      0.36%
  BlackRock Capital Appreciation Portfolio........................    0.70%        --        0.03%      --      0.73%
  BlackRock Diversified Portfolio.................................    0.46%        --        0.07%      --      0.53%
  BlackRock Large Cap Value Portfolio.............................    0.63%        --        0.03%      --      0.66%
  BlackRock Money Market Portfolio................................    0.33%        --        0.02%      --      0.35%
  Davis Venture Value Portfolio...................................    0.70%        --        0.03%      --      0.73%
  Frontier Mid Cap Growth Portfolio...............................    0.73%        --        0.05%      --      0.78%
  Jennison Growth Portfolio.......................................    0.61%        --        0.03%      --      0.64%
  Loomis Sayles Small Cap Core Portfolio..........................    0.90%        --        0.07%    0.10%     1.07%
  Loomis Sayles Small Cap Growth Portfolio........................    0.90%        --        0.06%      --      0.96%
  Met/Artisan Mid Cap Value Portfolio.............................    0.81%        --        0.04%      --      0.85%
  MetLife Conservative Allocation Portfolio.......................    0.09%        --        0.02%    0.54%     0.65%
  MetLife Conservative to Moderate Allocation Portfolio...........    0.07%        --        0.01%    0.58%     0.66%
  MetLife Mid Cap Stock Index Portfolio...........................    0.25%        --        0.07%    0.02%     0.34%
  MetLife Moderate Allocation Portfolio...........................    0.06%        --          --     0.63%     0.69%
  MetLife Moderate to Aggressive Allocation Portfolio.............    0.06%        --        0.01%    0.67%     0.74%
  MetLife Stock Index Portfolio...................................    0.25%        --        0.03%      --      0.28%
  MFS(R) Total Return Portfolio...................................    0.55%        --        0.05%      --      0.60%
  MFS(R) Value Portfolio..........................................    0.70%        --        0.03%      --      0.73%
  MSCI EAFE(R) Index Portfolio....................................    0.30%        --        0.11%    0.01%     0.42%
  Neuberger Berman Genesis Portfolio..............................    0.82%        --        0.04%      --      0.86%
  Russell 2000(R) Index Portfolio.................................    0.25%        --        0.08%    0.09%     0.42%
  T. Rowe Price Large Cap Growth Portfolio........................    0.60%        --        0.04%      --      0.64%
  T. Rowe Price Small Cap Growth Portfolio........................    0.49%        --        0.06%      --      0.55%
  Western Asset Management Strategic Bond Opportunities Portfolio.    0.60%        --        0.05%      --      0.65%
  Western Asset Management U.S. Government Portfolio..............    0.47%        --        0.03%      --      0.50%


 TABLE OF EXPENSES (CONTINUED)

                                                                 ------------------------
METROPOLITAN SERIES FUND -- CLASS A                                   FEE      NET TOTAL
PORTFOLIO FEES AND EXPENSES (AS A                                WAIVER AND/OR  ANNUAL
PERCENTAGE OF AVERAGE DAILY NET                                     EXPENSE    OPERATING
ASSETS)                                                          REIMBURSEMENT EXPENSES
------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio...................     0.10%       0.81%
Barclays Aggregate Bond Index Portfolio.........................     0.01%       0.28%
BlackRock Bond Income Portfolio.................................     0.00%       0.36%
BlackRock Capital Appreciation Portfolio........................     0.01%       0.72%
BlackRock Diversified Portfolio.................................       --        0.53%
BlackRock Large Cap Value Portfolio.............................     0.03%       0.63%
BlackRock Money Market Portfolio................................     0.01%       0.34%
Davis Venture Value Portfolio...................................     0.05%       0.68%
Frontier Mid Cap Growth Portfolio...............................     0.02%       0.76%
Jennison Growth Portfolio.......................................     0.07%       0.57%
Loomis Sayles Small Cap Core Portfolio..........................     0.08%       0.99%
Loomis Sayles Small Cap Growth Portfolio........................     0.09%       0.87%
Met/Artisan Mid Cap Value Portfolio.............................       --        0.85%
MetLife Conservative Allocation Portfolio.......................     0.01%       0.64%
MetLife Conservative to Moderate Allocation Portfolio...........     0.00%       0.66%
MetLife Mid Cap Stock Index Portfolio...........................     0.00%       0.34%
MetLife Moderate Allocation Portfolio...........................     0.00%       0.69%
MetLife Moderate to Aggressive Allocation Portfolio.............     0.00%       0.74%
MetLife Stock Index Portfolio...................................     0.01%       0.27%
MFS(R) Total Return Portfolio...................................       --        0.60%
MFS(R) Value Portfolio..........................................     0.13%       0.60%
MSCI EAFE(R) Index Portfolio....................................     0.00%       0.42%
Neuberger Berman Genesis Portfolio..............................     0.01%       0.85%
Russell 2000(R) Index Portfolio.................................     0.00%       0.42%
T. Rowe Price Large Cap Growth Portfolio........................     0.01%       0.63%
T. Rowe Price Small Cap Growth Portfolio........................       --        0.55%
Western Asset Management Strategic Bond Opportunities Portfolio.     0.04%       0.61%
Western Asset Management U.S. Government Portfolio..............     0.02%       0.48%
                                                                 ------------------------

  The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

  Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES
  The examples are intended to help You compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs You bear while You hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  .  a maximum Separate Account charge of 0.95%;

  .  there was no allocation to the Fixed Interest Account;

  .  reimbursement and/or waiver of expenses was not in effect;

  .  the underlying Portfolio has a 5% return each year;

  . You bear the minimum or maximum fees and expenses of any of the Portfolios; and

  . You surrender the Contract, do not surrender the Contract, or You do not elect to annuitize (no withdrawal charges apply).

                                  1     3     5    10
                                 YEAR YEARS YEARS YEARS
                        --------
                        Maximum. $207 $640  $1098 $2366
                        Minimum. $126 $393  $ 679 $1495

EXAMPLE 2.
This example shows the dollar amount of expenses that You would bear directly or indirectly if You elect to annuitize the Contract with a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  .  a maximum Separate Account charge of 0.95%;

  .  there was no allocation to the Fixed Interest Account;

  .  reimbursement and/or waiver of expenses was not in effect;

  .  the underlying Portfolio has a 5% return each year;

  . You bear the minimum or the maximum fees and expenses of any of the Portfolios; and

  .  You elect to annuitize using pay-out Version I.

                                  1     3     5    10
                                 YEAR YEARS YEARS YEARS
                        --------
                        Maximum. $198 $569  $901  $1532
                        Minimum. $121 $351  $560  $ 979

EXAMPLE 3.(only for Contracts purchased prior to May 1, 2004)
This example shows the dollar amount of expenses that You would bear directly or indirectly if You elect to annuitize the Contract with a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  .  a maximum Separate Account charge of 1.25%;

  . no allocation to the Basic Fixed Income Option and Flexible Fixed Payment Option (as described later in the Prospectus);

  .  a constant 7% Specified Interest Rate;

  .  reimbursement and/or waiver of expenses was not in effect;

  .  the underlying Portfolio has a 5% return each year;

  . You bear the minimum or the maximum fees and expenses of the available Portfolios; and

  .  You elect to annuitize. (8)

                                  1     3     5    10
                                 YEAR YEARS YEARS YEARS
                        --------
                        Maximum. $224 $625  $964  $1565
                        Minimum. $149 $417  $648  $1068

-----------
/8/ THE EXAMPLE ASSUMES THAT A DEFERRED ANNUITY PAYING MONTHLY BENEFITS IS
    ANNUITIZED AT THE BEGINNING OF YEAR 1 BY A MALE, AGE 65 AND IS PAYING MONTHLY BENEFITS DURING THE PERIOD SHOWN.

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


See Appendix B.

METLIFE

Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.

METROPOLITAN LIFE SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Asset Builder Variable Annuity Contracts and some other Variable Annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Deferred Annuities issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account varies based on the investment performance of the Investment Divisions You choose. In short, the value of your Deferred Annuity or your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the

Portfolio with the same name. Your income payment under your Deferred Annuity may also vary. These payments also vary based upon investment performance. If your Deferred Annuity was purchased prior to May 1, 2004, your income payment may also vary based upon market interest rates. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us. Subject to approval in your state, the minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The Deferred Annuities have a fixed payment option called the Fixed Income Option. Deferred Annuities purchased prior to May 1, 2004 have other available fixed options. Under the Fixed Income Option and these other fixed options, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

Individual retirement plans ("IRA'S") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA such as the availability of a guaranteed income for life or the death benefits.

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living benefits (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living benefits, if any, and/or death benefits.

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

The group Deferred Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. The Class A shares' fees available to the MetLife Asset Builder Variable Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds(R) Portfolios which are Class 2 and the Met Investors Fund American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Loomis Sayles Global Markets Portfolio and MetLife Growth Strategy Portfolio, which are Class B.

The investment choices are listed in alphabetical order below (based upon the Portfolios' legal names). (See Appendix C "Portfolio Legal and Marketing Names".) The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Investment Divisions You choose. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.



                   PORTFOLIO                                       INVESTMENT OBJECTIVE
                   ---------                                       --------------------

  AMERICAN FUNDS
American Funds Bond Fund                         Seeks as high a level of current income as is consistent
                                                 with the preservation of capital.
American Funds Global Small Capitalization Fund  Seeks long-term growth of capital.
American Funds Growth Fund                       Seeks growth of capital.
American Funds Growth-Income Fund                Seeks long-term growth of capital and income.

  MET INVESTORS FUND
American Funds(R) Balanced Allocation Portfolio  Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth
                                                 of capital.
American Funds(R) Growth Allocation Portfolio    Seeks growth of capital.

                                                           INVESTMENT MANAGER/
                   PORTFOLIO                             SUB-INVESTMENT MANAGER
                   ---------                             ----------------------

  AMERICAN FUNDS
American Funds Bond Fund                         Capital Research and Management Company

American Funds Global Small Capitalization Fund  Capital Research and Management Company
American Funds Growth Fund                       Capital Research and Management Company
American Funds Growth-Income Fund                Capital Research and Management Company

  MET INVESTORS FUND
American Funds(R) Balanced Allocation Portfolio  MetLife Advisers, LLC


American Funds(R) Growth Allocation Portfolio    MetLife Advisers, LLC



                   PORTFOLIO                                        INVESTMENT OBJECTIVE
                   ---------                                        --------------------
American Funds(R) Moderate Allocation Portfolio  Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
BlackRock Large Cap Core Portfolio               Seeks long-term capital growth.

Clarion Global Real Estate Portfolio             Seeks total return through investment in real estate
                                                 securities, emphasizing both capital appreciation and
                                                 current income.
ClearBridge Aggressive Growth Portfolio          Seeks capital appreciation.

Harris Oakmark International Portfolio           Seeks long-term capital appreciation.

Invesco Small Cap Growth Portfolio               Seeks long-term growth of capital.

Janus Forty Portfolio                            Seeks capital appreciation.

Loomis Sayles Global Markets Portfolio           Seeks high total investment return through a combination
                                                 of capital appreciation and income.
Lord Abbett Bond Debenture Portfolio             Seeks high current income and the opportunity for capital
                                                 appreciation to produce a high total return.
Lord Abbett Mid Cap Value Portfolio              Seeks capital appreciation through investments, primarily
                                                 in equity securities, which are believed to be undervalued in the marketplace.
MetLife Aggressive Strategy Portfolio            Seeks growth of capital.
MetLife Growth Strategy Portfolio                Seeks to provide growth of capital.
MFS(R) Research International Portfolio          Seeks capital appreciation.


Morgan Stanley Mid Cap Growth Portfolio          Seeks capital appreciation.


Oppenheimer Global Equity Portfolio              Seeks capital appreciation.

PIMCO Inflation Protected Bond Portfolio         Seeks maximum real return, consistent with preservation
                                                 of capital and prudent investment management.

PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with the
                                                 preservation of capital and prudent investment
                                                 management.
SSgA Growth and Income ETF Portfolio             Seeks growth of capital and income.

SSgA Growth ETF Portfolio                        Seeks growth of capital.

T. Rowe Price Mid Cap Growth Portfolio           Seeks long-term growth of capital.


  METROPOLITAN FUND
Baillie Gifford International Stock Portfolio    Seeks long-term growth of capital.

Barclays Aggregate Bond Index Portfolio          Seeks to track the performance of the Barclays U.S.
                                                 Aggregate Bond Index.

BlackRock Bond Income Portfolio                  Seeks a competitive total return primarily from investing
                                                 in fixed-income securities.
BlackRock Capital Appreciation Portfolio         Seeks long-term growth of capital.

BlackRock Diversified Portfolio                  Seeks high total return while attempting to limit
                                                 investment risk and preserve capital.
BlackRock Large Cap Value Portfolio              Seeks long-term growth of capital.



                                                                   INVESTMENT MANAGER/
                   PORTFOLIO                                      SUB-INVESTMENT MANAGER
                   ---------                                      ----------------------
American Funds(R) Moderate Allocation Portfolio  MetLife Advisers, LLC

BlackRock Large Cap Core Portfolio               MetLife Advisers, LLC
                                                 Sub-Investment Manager: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio             MetLife Advisers, LLC
                                                 Sub-Investment Manager: CBRE Clarion Securities LLC

ClearBridge Aggressive Growth Portfolio          MetLife Advisers, LLC
                                                 Sub-Investment Manager: ClearBridge Investments, LLC
Harris Oakmark International Portfolio           MetLife Advisers, LLC
                                                 Sub-Investment Manager: Harris Associates L.P.
Invesco Small Cap Growth Portfolio               MetLife Advisers, LLC
                                                 Sub-Investment Manager: Invesco Advisers, Inc.
Janus Forty Portfolio                            MetLife Advisers, LLC
                                                 Sub-Investment Manager: Janus Capital Management LLC
Loomis Sayles Global Markets Portfolio           MetLife Advisers, LLC
                                                 Sub-Investment Manager: Loomis, Sayles & Company, L.P.
Lord Abbett Bond Debenture Portfolio             MetLife Advisers, LLC
                                                 Sub-Investment Manager: Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value Portfolio              MetLife Advisers, LLC
                                                 Sub-Investment Manager: Lord, Abbett & Co. LLC

MetLife Aggressive Strategy Portfolio            MetLife Advisers, LLC
MetLife Growth Strategy Portfolio                MetLife Advisers, LLC
MFS(R) Research International Portfolio          MetLife Advisers, LLC
                                                 Sub-Investment Manager: Massachusetts Financial Services
                                                 Company
Morgan Stanley Mid Cap Growth Portfolio          MetLife Advisers, LLC
                                                 Sub-Investment Manager: Morgan Stanley Investment
                                                 Management Inc.
Oppenheimer Global Equity Portfolio              MetLife Advisers, LLC
                                                 Sub-Investment Manager: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio         MetLife Advisers, LLC
                                                 Sub-Investment Manager: Pacific Investment Management
                                                 Company LLC
PIMCO Total Return Portfolio                     MetLife Advisers, LLC
                                                 Sub-Investment Manager: Pacific Investment Management
                                                 Company LLC
SSgA Growth and Income ETF Portfolio             MetLife Advisers, LLC
                                                 Sub-Investment Manager: SSgA Funds Management, Inc.
SSgA Growth ETF Portfolio                        MetLife Advisers, LLC
                                                 Sub-Investment Manager: SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio           MetLife Advisers, LLC
                                                 Sub-Investment Manager: T. Rowe Price Associates, Inc.

  METROPOLITAN FUND
Baillie Gifford International Stock Portfolio    MetLife Advisers, LLC
                                                 Sub-Investment Manager: Baillie Gifford Overseas Limited
Barclays Aggregate Bond Index Portfolio          MetLife Advisers, LLC
                                                 Sub-Investment Manager: MetLife Investment
                                                 Management, LLC
BlackRock Bond Income Portfolio                  MetLife Advisers, LLC
                                                 Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio         MetLife Advisers, LLC
                                                 Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Diversified Portfolio                  MetLife Advisers, LLC
                                                 Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio              MetLife Advisers, LLC
                                                 Sub-Investment Manager: BlackRock Advisors, LLC




                           PORTFOLIO                                                INVESTMENT OBJECTIVE
                           ---------                                                --------------------
BlackRock Money Market Portfolio                                 Seeks a high level of current income consistent with
                                                                 preservation of capital.
Davis Venture Value Portfolio                                    Seeks growth of capital.

Frontier Mid Cap Growth Portfolio                                Seeks maximum capital appreciation.


Jennison Growth Portfolio                                        Seeks long-term growth of capital.

Loomis Sayles Small Cap Core Portfolio                           Seeks long-term capital growth from investments in
                                                                 common stocks or other equity securities.
Loomis Sayles Small Cap Growth Portfolio                         Seeks long-term capital growth.

Met/Artisan Mid Cap Value Portfolio                              Seeks long-term capital growth.


MetLife Conservative Allocation Portfolio                        Seeks a high level of current income, with growth of
                                                                 capital as a secondary objective.
MetLife Conservative to Moderate Allocation Portfolio            Seeks high total return in the form of income and growth
                                                                 of capital, with a greater emphasis on income.
MetLife Mid Cap Stock Index Portfolio                            Seeks to track the performance of the Standard & Poor's
                                                                 MidCap 400(R) Composite Stock Price Index.

MetLife Moderate Allocation Portfolio                            Seeks a balance between a high level of current income
                                                                 and growth of capital, with a greater emphasis on growth
                                                                 of capital.
MetLife Moderate to Aggressive Allocation Portfolio              Seeks growth of capital.
MetLife Stock Index Portfolio                                    Seeks to track the performance of the Standard & Poor's
                                                                 500(R) Composite Stock Price Index.

MFS(R) Total Return Portfolio                                    Seeks a favorable total return through investment in a
                                                                 diversified portfolio.

MFS(R) Value Portfolio                                           Seeks capital appreciation.


MSCI EAFE(R) Index Portfolio                                     Seeks to track the performance of the MSCI EAFE(R) Index.


Neuberger Berman Genesis Portfolio                               Seeks high total return, consisting principally of capital appreciation.

Russell 2000(R) Index Portfolio                                  Seeks to track the performance of the Russell 2000(R)
                                                                 Index.

T. Rowe Price Large Cap Growth Portfolio                         Seeks long-term growth of capital and, secondarily,
                                                                 dividend income.
T. Rowe Price Small Cap Growth Portfolio                         Seeks long-term capital growth.

Western Asset Management Strategic Bond Opportunities Portfolio  Seeks to maximize total return consistent with preservation of capital.

Western Asset Management U.S. Government Portfolio               Seeks to maximize total return consistent with
                                                                 preservation of capital and maintenance of liquidity.


                                                                                   INVESTMENT MANAGER/
                           PORTFOLIO                                              SUB-INVESTMENT MANAGER
                           ---------                                              ----------------------
BlackRock Money Market Portfolio                                 MetLife Advisers, LLC
                                                                 Sub-Investment Manager: BlackRock Advisors, LLC
Davis Venture Value Portfolio                                    MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Davis Selected Advisers, L.P.
Frontier Mid Cap Growth Portfolio                                MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Frontier Capital Management
                                                                 Company, LLC
Jennison Growth Portfolio                                        MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio                           MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio                         MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Loomis, Sayles & Company, L.P.
Met/Artisan Mid Cap Value Portfolio                              MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Artisan Partners Limited
                                                                 Partnership
MetLife Conservative Allocation Portfolio                        MetLife Advisers, LLC

MetLife Conservative to Moderate Allocation Portfolio            MetLife Advisers, LLC

MetLife Mid Cap Stock Index Portfolio                            MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment
                                                                 Management, LLC
MetLife Moderate Allocation Portfolio                            MetLife Advisers, LLC


MetLife Moderate to Aggressive Allocation Portfolio              MetLife Advisers, LLC
MetLife Stock Index Portfolio                                    MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment
                                                                 Management, LLC
MFS(R) Total Return Portfolio                                    MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Massachusetts Financial Services
                                                                 Company
MFS(R) Value Portfolio                                           MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Massachusetts Financial Services
                                                                 Company
MSCI EAFE(R) Index Portfolio                                     MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment
                                                                 Management, LLC
Neuberger Berman Genesis Portfolio                               MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Neuberger Berman
                                                                 Management LLC
Russell 2000(R) Index Portfolio                                  MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment
                                                                 Management, LLC
T. Rowe Price Large Cap Growth Portfolio                         MetLife Advisers, LLC
                                                                 Sub-Investment Manager: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio                         MetLife Advisers, LLC
                                                                 Sub-Investment Manager: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio  MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Western Asset Management
                                                                 Company
Western Asset Management U.S. Government Portfolio               MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Western Asset Management
                                                                 Company

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following Portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
MetLife Aggressive Strategy Portfolio
MetLife Growth Strategy Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

If You purchased a Deferred Annuity prior to May 1, 2004 and are in the pay-out phase of the Deferred Annuity, using Pay-Out Version II, the following investment choices are not available:

American Funds(R) Balanced Allocation Portfolio
American Funds Bond Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Clarion Global Real Estate Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Harris Oakmark International Portfolio
Janus Forty Portfolio
Loomis Sayles Global Markets Portfolio
ClearBridge Aggressive Growth Portfolio
Loomis Sayles Small Cap Growth Portfolio
Invesco Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MFS(R) Research International Portfolio
MFS(R) Total Return Portfolio
PIMCO Inflation Protected Bond Portfolio
T. Rowe Price MidCap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
MetLife Aggressive Strategy Portfolio
MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Growth Strategy Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

Some of the investment choices may not be available under the terms of the Deferred Annuity. The Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. Your investment choices may be limited because:

..   Some of the Investment Divisions are not approved in your state.

..   Your employer, association or other group contract owner limits available
    Investment Divisions.

..   We have restricted the available Investment Divisions.

The Investment Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (I.E., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment manager (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment return.

PORTFOLIO SELECTION

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products that we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT BALANCE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities.")

DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which You can accumulate money:

Non-Qualified    Traditional IRA (Individual    Roth IRAs (Roth Individual
                    Retirement Annuities)          Retirement Annuities)

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

The Deferred Annuities are not available to new purchasers or new enrollments. Enrolled participants may continue to make purchaser payments under group arrangements.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations imposed by the plan may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how You may be affected.


AUTOMATED INVESTMENT STRATEGIES

All Automated Investment Strategies were discontinued as of the close of the Exchange on April 5, 2013. You are responsible for any rebalancing or reallocation transactions in your account that we previously administered under the Automated Investment Strategies.


There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(R) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

THE EQUALIZER/SM /You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen Investment Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest

Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R) You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Interest Account, if available. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(R) You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your Account Balance is allocated among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account or the BlackRock Money Market Division. Each quarter, the percentage in each of these Investment Divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Interest Account.


In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy. We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

We will terminate all transactions under any automated investment strategy upon notification of your death.

THE ALLOCATOR/SM/ Each month a dollar amount You choose is transferred from the Fixed Interest Account to any of the Investment Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the Investment Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

If You make an allocation to the asset allocation Investment Divisions with your initial purchase payment, 100% of your allocation to the variable funding choices must be to only one of the asset allocation Investment Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Investment Division to any investment choice or to one or more of the asset allocation Investment Divisions.

AUTOMATED PURCHASE PAYMENTS

If You purchase a Non-Qualified Deferred Annuity, You may be able to elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for You.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000;

..   Our right to restrict purchase payments to the Fixed Interest Account if
    (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account balance is equal to or exceeds our maximum for Fixed Interest Account allocations (E.G. $1,000,000); and

..   Participation in the Systematic Withdrawal Program (as described later).

As of the close of the Exchange on April 5, 2013, You may not allocate subsequent purchase payments to the Fixed Interest Account or make transfers from the Investment Divisions to the Fixed Interest Account. You will still be permitted to transfer amounts among the Investment Divisions. You should consider how significant the ability to make allocations or transfers to the Fixed Interest Account is for your long-term investment plans. These restrictions will remain in place until the interest rate we credit to the Fixed Interest Account is no longer equal to the guaranteed minimum interest rate under the Contract. We will notify you in writing when these restrictions are lifted.

THE VALUE OF YOUR INVESTMENT

Accumulation units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Investment
Division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES
CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                         $500 = 50 accumulation units
                          $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50; ($10.00 x 1.05 = $10.50 is the new Accumulation Unit Value). The value of your $500 investment is then $525 (50 x $10.50 = $525).

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50; ($10.00 x .95 = $9.50 is the new Accumulation Unit Value). The value of your $500 investment is then $475 (50 x $9.50 = $475).

TRANSFER PRIVILEGE

You may make tax-free transfers between Investment Divisions or between the Investment Divisions and the Fixed Interest Account. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Divisions (or Fixed Interest Account) from which You want the money to be transferred;

..   The Investment Divisions (or Fixed Interest Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Interest Account if
(1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate; or (2) your Fixed Interest Account balance is equal to or exceeds our maximum for Fixed Interest Account allocations (E.G., $1,000,000).

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.

As of the close of the Exchange on April 5, 2013, You may not make transfers into the Fixed Interest Account.

WE MAY REQUIRE YOU TO:

..   Use our forms;

..   Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

..   Transfer a minimum amount if the transfer is in connection with the
    Allocator.

The following is a discussion of our frequent transfer/reallocation policies and procedures. They apply to the "pay-in" and "pay-out" phase of your Deferred Annuity.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (E.G., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (I.E., American Funds Global Small Capitalization, Baillie Gifford Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth,

Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/ reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category;
(2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/ reallocation in within the next seven calendar days, in either case subject to certain other criteria.

WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more reallocations/transfers in followed by reallocations/transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfers/reallocations to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction.

Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers/reallocations.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/ annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single contract owners or participant/ annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners or participants/annuitants by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The Investment Division (or Fixed Interest Account) from which You want the money to be withdrawn.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, E.G., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes and tax penalties may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Balance each Contract Year, we recalculate the amount You will receive based on your new Account Balance.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Investment Divisions in which You have an Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis, with the percentage of your Account Balance You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Balance You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Investment Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request.

Changes in the dollar amount, percentage or timing of the payments can be made at the beginning of any Contract Year and one other time during the Contract Year. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program.

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone (or over the Internet, if we agree) or by writing to us at your MetLife Designated Office. We will also terminate your participation in the program upon notification of your death.

MINIMUM DISTRIBUTION

In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Balance at the time You request these payments. We will terminate your participation in the program upon notification of your death.

CHARGES

There are two types of charges You pay while You have money in an Investment
  Division:

..   Separate Account charge and

..   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value.

SEPARATE ACCOUNT CHARGE

You pay an annual Separate Account charge that, during the pay-in phase, will not exceed 0.95% of the average value of the amounts in the Investment Divisions. The rate that applies is stated in your Deferred Annuity Contract, and may be less than this maximum rate. We may vary a charge by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. We consider a variety of factors in determining charges, including but not limited to:

..   The nature of the group;

..   The method by which sales will be made to the individuals associated with the group;

..   The facility by which premiums will be paid;

..   The group's capabilities with respect to administrative tasks;

..   Our anticipated persistency of the Contracts;

..   The size of the group and the number of years it has been in existence; and

..   The aggregate amount of premiums we expect to be paid on the Contracts owned by the group or by individuals associated with the group.

Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any contract owner.

This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers and miscellaneous administrative costs. These administrative costs which we incur include financial, actuarial, accounting and legal expenses.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuity (Class 2 and Class B) have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Amounts for each Investment Division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Our practice is generally to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES


There are no withdrawal charges.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on whether You purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in Good Order.

DEATH BENEFIT

One of the insurance guarantees we provide You under the Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies).

If You intend to purchase the Deferred Annuity for use with a Traditional IRA or Roth IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

Subject to state approval, for a Deferred Annuity purchased after April 30, 2003, if You die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Account Balance" as of the end of each fifth contract anniversary, determined as follows:

..   At issue, the Highest Account Balance is your initial purchase payment;

..   Increase the Highest Account Balance by each subsequent purchase payment;

..   Reduce the Highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

..   On each fifth contract anniversary, compare the (1) then Highest Account
    Balance to the (2) current Account Balance and (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the Account Balance equal to the highest of the three.

EXAMPLE:


                                                                  DATE                                 AMOUNT
                                              -                                        -
A   INITIAL PURCHASE PAYMENT                                 10/1/2013                             $100,000
------------------------------------------------------------------------------------------------------------------------

B   ACCOUNT BALANCE                           10/1/2013 (FIRST CONTRACT ANNIVERSARY)               $104,000
------------------------------------------------------------------------------------------------------------------------

C   DEATH BENEFIT                                         AS OF 10/1/2014              $104,000 (= GREATER OF A AND B)
------------------------------------------------------------------------------------------------------------------------

D   ACCOUNT BALANCE                           10/1/2014 (SECOND CONTRACT ANNIVERSARY)              $90,000
------------------------------------------------------------------------------------------------------------------------

E   DEATH BENEFIT                                            10/1/2015                 $100,000 (= GREATER OF A AND D)
------------------------------------------------------------------------------------------------------------------------

F   WITHDRAWAL                                               10/2/2015                              $9,000
------------------------------------------------------------------------------------------------------------------------

G   PERCENTAGE REDUCTION IN ACCOUNT BALANCE                  10/2/2015                           10% (= F/D)
------------------------------------------------------------------------------------------------------------------------

H   ACCOUNT BALANCE AFTER WITHDRAWAL                         10/2/2015                        $81,000 (= D - F)
------------------------------------------------------------------------------------------------------------------------

I   PURCHASE PAYMENTS REDUCED FOR WITHDRAWAL              AS OF 10/2/2015                  $90,000 [= A - (A X G)]
------------------------------------------------------------------------------------------------------------------------

J   DEATH BENEFIT                                            10/2/2015                  $90,000 (= GREATER OF H AND I)
------------------------------------------------------------------------------------------------------------------------

K   ACCOUNT BALANCE                                          10/1/2018                             $125,000
------------------------------------------------------------------------------------------------------------------------

L   DEATH BENEFIT (HIGHEST ACCOUNT BALANCE)     AS OF 10/1/2018 (FIFTH ANNIVERSARY)    $125,000 (= GREATER OF I AND K)
------------------------------------------------------------------------------------------------------------------------

M   ACCOUNT BALANCE                                          10/2/2018                             $110,000
------------------------------------------------------------------------------------------------------------------------

N   DEATH BENEFIT                                         AS OF 10/2/2018              $125,000 (= GREATEST OF I, L, M)
------------------------------------------------------------------------------------------------------------------------

Note to Example

  Account Balances on 10/1/2014 and 10/2/2015 are assumed to be equal prior to the withdrawal.

If the death benefit described above is not available in your state, the death benefit your beneficiary receives will be the greatest of:


..   Your Account Balance;

..   The total of all of your purchase payments less any partial withdrawals; and

..   Your highest Account Balance as of the end of your fifth contract anniversary and at the end of every other fifth anniversary, less any later partial withdrawals, fees and charges.

The death benefit, is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Investment Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an Investment Division and the Fixed Interest Account as each bears to the total Account Balance.) There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers.

If the beneficiary is your spouse, he/she may be substituted as the contract owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the beneficiary continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an Investment Division and the Fixed Interest Account as each bears to the total Account Balance.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include Highest Account Balance as of the end of your fifth contract anniversary and at the end of every other fifth anniversary, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract.

TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

INCOME PAY-OUT OPTIONS

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your

Deferred Annuity for any minimum time period before You may annuitize. The following sections describe the income pay-out options that are currently available. However the pay-out options may not be available in all states.

When considering a pay-out option, You should think about whether You want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period; and

..   A fixed dollar payment or a variable payment.

Your income option provides You with a regular stream of payments for either your lifetime or for the lifetimes of two people or over a specified period.

You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under a fixed income option.

If You do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. If You purchased the Deferred Annuity prior to May 1, 2004, if You do not tell us otherwise, your Fixed Interest Account Balance will be used to provide the fixed income option available to You and your Separate Account Balance will be used to provide a variable pay-out option.

Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the annuitant or joint annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

INCOME PAYMENT TYPES

We provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type (unless your employer, association, or other group has limited your choice) when You decide to take the pay-out option. The decision is irrevocable.

There are three people who are involved in payments under your pay-out phase:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment. (The owner under a group Contract may permit the annuitant to choose a beneficiary.)

..   Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum, if any, if the contract owner dies.

Many times the contract owner and the annuitant are the same person.

Your income payment amount will depend in large part on your choices. For lifetime types, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. Whether You choose a withdrawal option will also be considered. For example, if You select a pay-out type guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out type with payments over only your lifetime. Typically, income payment types which have a withdrawal option will result in lower income payments than if You had chosen an income payment type without this feature.

When deciding how to receive income, consider:

  .  The amount of income You need;

  .  The amount You expect to receive from other sources;

  .  The growth potential of other investments; and

  .  How long You would like your income to last.

We reserve the right to limit, modify or stop issuing any of the income types currently available based upon legal requirements or other considerations. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances. The following income payment types are currently available. We may limit income payment types offered to meet Federal tax law requirements.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living. No income payments are made once the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed income payments have been made, income payments are made to the contract owner or the designated beneficiary, if any, of the annuity until the end of the guarantee period. No income payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY LIMITED TO A SPECIFIED PERIOD: A variable income that continues as long as the annuitant lives up to a designated number of years. No income payments are made once the annuitant is no longer living or the specified period has elapsed.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that continues as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living.

In that event, the income payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No income payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed income payments have been made, income payments are made to the contract owner or the designated beneficiary, if any, of the annuity until the end of the guarantee period. If one annuitant dies after the guarantee period has expired, income payments continue to be made to the living annuitant. In that event, income payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No income payments are made once the guarantee period has expired and both annuitants are no longer living.

INCOME ANNUITY FOR A GUARANTEE PERIOD: A variable income that continues for a guaranteed period of up to 30 years. If the annuitant dies before all income payments have been made, income payments are paid to the owner or the designated beneficiary, if any, of the annuity until the end of the guarantee period. No income payments are made once the guarantee period has expired. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income type. If You purchased the Deferred Annuity after April 30, 2004, decide to commence taking income payments under your Deferred Annuity under this income payment type and ask us to cancel the remaining income payments in the guarantee period, we will pay You the commuted value of your remaining income stream.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

ALLOCATION

You decide how your income payment is allocated among the Fixed Income Option and the Investment Divisions.

PAY-OUT VERSION I & PAY-OUT VERSION II

If You purchased the Deferred Annuity after April 30, 2004, You must elect Version I if You decide to commence taking income payments under the Deferred Annuity. If You purchased the Deferred Annuity prior to May 1, 2004, You may choose either Version I or Version II.

VERSION I

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Balance by any premium taxes. (The premium taxes are not applied against reallocations.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR and the age and sex (where permitted) of the measuring lives and income payment selected. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying Portfolio minus the Separate Account charge (The resulting number is the net investment return.)

exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

..   First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

During the pay-out phase of the Deferred Annuity, You may make reallocations among Investment Divisions or from the Investment Divisions to the Fixed Income Option. Once You reallocate money into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Investment Divisions or other funds to generate your income payments.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or Fixed Income Option) (and the percentages allocated to each) to which You want your income payment to be reallocated; and

..   The Investment Divisions from which You want your income payment to be reallocated.

We may require that You use our original forms to make reallocations.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

Please see the "Transfer Privilege" section regarding restrictions on transfers policies and procedures.

CHARGES

You continue to pay the Separate Account charge and the applicable investment-related charge during the pay-out phase of the Deferred Annuity. The charges during the pay-in phase and pay-out phase may be different. However, the annual Separate Account charge can never be greater than 0.95% of the average value of the amount of underlying Portfolio shares we have designated in the Investment Divisions to generate your income payments.

The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

VERSION II
(ONLY AVAILABLE IF YOU PURCHASED THE DEFERRED ANNUITY PRIOR TO MAY 1, 2004)

WITHDRAWAL OPTION

Subject to MetLife's underwriting requirements, we may make available a withdrawal option. If the withdrawal option is available under your income payment type, You can choose to add this optional withdrawal feature. The decision to add this feature is made at annuitization and is irrevocable. The withdrawal option may not be available in all states. This feature varies by your income payment type (described above) and whether You purchase your Deferred Annuity with pre-tax or post-tax dollars.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the choice of a pay-out on this withdrawal option or the exercise of this option may result in the pay-out not satisfying minimum distribution requirements.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the withdrawal option, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the withdrawal option may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the withdrawal feature may not be appropriate under defined benefit plans.

DURING THE FIRST TWO YEARS IN THE PAY-OUT PHASE

You may withdraw up to an amount equal to the "fair market value" of your future income payments during the first two years You are in the pay-out phase of the Deferred Annuity. We calculate the "fair market value" as follows:

..   First, we update the Adjustment Factor as of the date of the withdrawal;

..   Then we determine what your revised income payment would be based on that updated Adjustment Factor;

..   Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated Annuity Purchase Rate, which has been adjusted to reflect the value of the withdrawal feature.

If You withdraw this maximum amount during the first two years, there will be no value left in your annuity. Consequently, we will then have no further obligations to You; You will receive no further income payments.

If You withdraw less than the maximum amount permitted, each future income payment will be reduced proportionately by the percentage equal to the ratio of your withdrawal amount to the maximum permitted withdrawal amount.

AFTER THE FIRST TWO YEARS IN THE PAY-OUT PHASE

You may make withdrawals after the first two years following annuitization only if You purchased a Non-Qualified Deferred Annuity with post-tax dollars with one of the following income payment types that provides for a period of guaranteed payments:

..   Lifetime Income Annuity with a Guarantee Period;

..   Lifetime Income Annuity for Two with a Guarantee Period; or

..   Income Annuity for a Guarantee Period.

You may withdraw only a portion of the "withdrawal value" of the payments in the guarantee period under your income payment type. When we calculate the "withdrawal value" of these payments, we use the "fair market value" calculation previously described except that in the third step the maximum permissible withdrawal calculation uses an updated Annuity Purchase Rate that reflects only the payments in the remaining guarantee period for your income payment type.

Each future guaranteed income payment after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "withdrawal value" of the payments in the guarantee period under your income payment type at the time of the withdrawal. You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces your revised income payments during the guarantee period to less than 25% of what those payments would have been had no withdrawals been made during the guarantee period. Any income payments payable after the guarantee period will not be reduced for the withdrawals You made.

REQUESTING A WITHDRAWAL

At your request, we will determine for You the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken.

You generally may make a withdrawal on any business day during the permitted withdrawal period.

Your withdrawal request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. Unless You tell us otherwise, we will take the withdrawal proportionately from each Investment Division and fixed income options available to You in which You then had an allocation.

A processing fee of $95 will be deducted from each withdrawal. Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total expected annual payments below $1,200, then we will consider this to be a request for a full withdrawal.

If You choose an income payment type with this feature, the amount of the income payments You receive will be lower than what You would have received had You chosen an income payment type without this feature.

The amount by which your income payments will be reduced will depend upon your life expectancy during the permitted withdrawal period, the income type You choose and the amount applied to provide the payments.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law or to protect You and other contract holders in the Investment Divisions from adverse tax consequences.

HOW THE VERSION II VARIABLE INCOME PAY-OUT OPTION DIFFERS FROM OTHER INCOME PAY-OUT OPTIONS

Income pay-out options generally come in two varieties, fixed or variable. The income pay-out option provided by the Investment Divisions of Version II of this Variable Annuity does not fall squarely in either of these traditional categories.

A fixed income pay-out option provides guaranteed payments based on a fixed rate of return that typically reflects market interest rates at the time of purchase. The amount of each payment is fixed for the duration of the income pay-out option. A fixed income pay-out option provides You with the security of a guaranteed income but does not protect your income payments from the negative impact of inflation over time.

A variable income pay-out option provides payments which vary based on the net investment performance of underlying portfolios of stocks and bonds relative to a benchmark, commonly termed the Assumed Investment Return (AIR). This benchmark is constant for the duration of the annuity. To the extent that the net investment performance exceeds the benchmark, income payments go up. Conversely, if the net investment performance is below the benchmark, income payments go down. Despite the risk You bear of lower payments, the economic assumption underlying a typical variable income pay-out option is that over the long term the stock and bond investment returns will outperform the guaranteed interest rate of a typical fixed income pay-out option.

If market interest rates at the time a variable income pay-out option is selected exceed the stated AIR, then the payments under a fixed income pay-out option generally will be greater than the initial variable payment under the variable income pay-out option. There are two reasons for the higher fixed income pay-out option payment. First, higher interest rates yield higher income payments. Second, a variable income pay-out option typically assumes a relatively low AIR which increases the likelihood of rising income payments over time. Even though the initial payment under a variable income pay-out option may be lower than payments under the fixed income pay-out option, variable income payments may increase over time (although they may decrease as well). Therefore, variable income pay-out options provide potential protection against inflation.

The income pay-out Version I under the Deferred Annuity has both fixed and variable income options. If You want the security of a guaranteed income You may allocate a portion or all of your income payments to the fixed income option available to You under the Deferred Annuity. You may also have a portion or all of your income payment allocated to the variable Investment Divisions.

This variable income pay-out option Version II contains features of both fixed and variable income pay-out options, but also has key differences:

..   The initial variable income payment is comparable to that provided by a fixed income pay-out option, because it uses a benchmark interest rate (the Specified Interest Rate) that reflects market interest rates. Subsequent income payments vary based on net investment performance relative to the benchmark interest rate and the impact of changes to the benchmark interest rate.

..   Unlike a traditional variable income pay-out option, which has a constant benchmark rate (the AIR) and a variable investment component, this pay-out option has both a variable benchmark interest rate and variable investment component.

..   This pay-out option is also different from other traditional income pay-out options like Version I because You may move the source of income payments back and forth between one fixed income option and the Investment
    Divisions. This feature allows You to select an asset allocation based on your risk tolerance and adjust it over time with periodic rebalancing. Some other variable income pay-out options have a fixed option. However, these typically do not allow fixed option payments to be reallocated to the variable option.

--------------------------------------------------------------------------------
COMPARISON (FOR THESE PURPOSES, THE FIXED INCOME OPTION AND THE SEPARATE
ACCOUNT INVESTMENT DIVISIONS ONLY)

                                                                            METLIFE ASSET BUILDER INCOME
                            TRADITIONAL FIXED      TRADITIONAL VARIABLE     VARIABLE PAY-OUT OPTION
FEATURE                     INCOME PAY-OUT OPTION  INCOME PAY-OUT OPTION    (Version II)
--------------------------------------------------------------------------------------------------------------
Return Assumption             Fixed                Constant - Assumed       Varies - Specified Interest Rate
                                                   Investment Return (AIR)  (based on market interest rates)
--------------------------------------------------------------------------------------------------------------
Who Bears Risk
  Investment Performance      Not applicable       You                      You
  Interest Rate               Issuer               Not applicable           You
--------------------------------------------------------------------------------------------------------------
Amount of Initial Payment     Based on market      Based on the AIR         Based on Specified Interest Rate
                              interest rates       (generally, less than a  (based on market interest rates)
                                                   fixed annuity)
--------------------------------------------------------------------------------------------------------------
Subsequent Income             Fixed-guaranteed     Varies - based on net    Varies - based on net investment
Payments                                           investment performance   performance relative to the prior
                                                   relative to AIR          Specified Interest Rate and
                                                                            impact of change in the Specified
                                                                            Interest Rate
--------------------------------------------------------------------------------------------------------------
Reallocations between         Not applicable       Limited or Prohibited    Permitted
funding options (including
fixed income option)
--------------------------------------------------------------------------------------------------------------
Asset Allocation and          Not applicable       Generally, limited to    Permitted
Rebalancing                                        variable options
--------------------------------------------------------------------------------------------------------------

CALCULATING YOUR INCOME PAYMENTS

The variable income payments You receive are calculated based on the Investment Factor for each Investment Division You select and the Interest Factor. We reflect the combined impact of these two factors in the Adjustment Factor. How much your variable income payment will change from one payment to the next payment and whether the income payment goes up or down depends on the Adjustment Factor calculated for each of the Investment Divisions on the Valuation Date. For each income payment, we determine an Adjustment Factor (a number) for each Investment Division which You have selected. The amount of your income payment goes up from your last income payment when the Adjustment Factor is more than one; the amount of your income payment goes down when the Adjustment Factor is less than one. You can verify the amount of your current income payment by multiplying your last calculated income payment for an Investment Division by the current Adjustment Factor for that Investment Division.

INITIAL INCOME PAYMENT

The initial income payment for an Investment Division is a hypothetical amount which is calculated based upon the current Annuity Purchase Rate. Before we determine your initial income payment, we reduce the portion of your Account Balance You want to take as an income payment by premium taxes. We further reduce the purchase payment by any amount allocated to the fixed payment options available under the Deferred Annuity. The hypothetical amount will be the first income payment You will receive only if your first income payment is payable within 10 days. If your first income payment is payable more than 10 days later, the amount of the first income payment You receive will be different from the initial income payment calculated. In this case, the amount of your first income payment will be calculated using the method described in the next section (Subsequent Income Payments).

SUBSEQUENT INCOME PAYMENTS

Subsequent income payments depend on the net investment performance of the Investment Divisions You choose and changes in the Specified Interest Rate. The impact of these market factors are reflected in an Adjustment Factor that is calculated for each Investment Division. Whether your income payment increases or decreases will depend upon the Adjustment Factor calculated for each Investment Division You choose.

Subsequent income payments are calculated on each Valuation Date by multiplying the income payment for an Investment Division on the last Valuation Date by the Adjustment Factor for that Investment Division. If You choose more than one Investment Division, your variable income payment will be the sum of the income payments from each Investment Division. The Valuation Date is typically 10 days prior to the date your income payment is due.

ADJUSTMENT FACTOR

The Adjustment Factor used to calculate your income payments has two components: the Investment Factor and the Interest Factor. We compute a number for each of these factors and multiply these numbers together to produce an Adjustment Factor for each Investment Division on each Valuation Date. Generally, to the extent that the net investment performance exceeds the Specified Interest Rate, the Investment Factor will tend to increase your income payment. Similarly, when there is an increase in the Specified Interest Rate relative to the prior period's Specified Interest Rate, the Interest Factor will tend to increase your income payments. However, the Investment Factor and Interest Factor may have opposite impacts which will cause the components that comprise the Adjustment Factor to offset each other. Following is a more in depth discussion of these factors.

INVESTMENT FACTOR

The Investment Factor reflects an Investment Division's net investment performance as compared to the Specified Interest Rate effective on the prior Valuation Date. Each Investment Division has a different Investment Factor. Setting aside the impact of the Interest Factor, if an Investment Division's annualized net investment performance is more than the Specified Interest Rate on the prior Valuation Date, this increases your income payment. In this case, the Investment Factor will have a value more than one. Conversely, setting aside the impact of the Interest Factor, if an Investment Division's annualized net investment performance is less than the Specified Interest Rate on the prior Valuation Date, this decreases your income payment. In this case, the Investment Factor will have a value less than one.


TO SUMMARIZE:

IF AN INVESTMENT DIVISION'S ANNUALIZED NET   THEN THE INVESTMENT FACTOR
INVESTMENT PERFORMANCE IS                    (ASSUMING THE INTEREST FACTOR IS 1)  VALUE OF THE INVESTMENT FACTOR IS

More than the prior Specified Interest Rate  Increases your income payment        More than 1

Equal to the prior Specified Interest Rate   Keeps your income payment the same   Equal to 1

Less than the prior Specified Interest Rate  Decreases your income payment        Less than 1

DETERMINING THE INVESTMENT FACTOR

We separately determine the Investment Factor for each Investment Division You choose on each Valuation Date.

The Investment Factor for an Investment Division is based upon the net investment performance for that Investment Division. This is how we calculate the Investment Factor for each Investment Division.

  . First, we determine the investment performance (reflecting any investment-related charge) for the underlying Portfolio from the previous Valuation Date to the current Valuation Date;

  . Next, we subtract the daily equivalent of the Separate Account charge for each day since the last Valuation Date. This number is the net investment performance for the Investment Division.

  . Then, we multiply by an adjustment based on the Specified Interest Rate in effect on the last Valuation Date for each day since that last Valuation Date. This number is the Investment Factor for the current Valuation Date.

INTEREST FACTOR

The Interest Factor reflects the impact of changes in the value of the Specified Interest Rate from the prior Valuation Date to the current Valuation Date. The Interest Factor is the same for all Investment Divisions. Setting aside the impact of the Investment Factor, if the Specified Interest Rate increases from the prior Valuation Date to the current Valuation Date, this increases your income payment. In this case, the value of the Interest Factor is more than one. Again, setting aside the impact of the Investment Factor, if the Specified Interest Rate decreases from the prior Valuation Date to the current Valuation Date, this decreases your income payment. In this case, the value of the Interest Factor is less than one.

To summarize:


                                               THEN THE INTEREST FACTOR (ASSUMING THE
IF THE CURRENT SPECIFIED INTEREST RATE IS      INVESTMENT FACTOR IS 1)                 VALUE OF THE INTEREST FACTOR IS

More than the prior Specified Interest Rate    Increases your income payment           More than 1

The same as the prior Specified Interest Rate  Keeps your income payment the same      Equal to 1

Less than the prior Specified Interest Rate    Decreases your income payment           Less than 1

DETERMINING THE INTEREST FACTOR

  . First, we determine the Annuity Purchase Rate based on the Specified Interest Rate in effect as of the prior Valuation Date. This Annuity Purchase Rate is updated to reflect your age, where relevant, and future income payments.

  . Next, we perform the same calculation to determine a new Annuity Purchase Rate based on the Specified Interest Rate updated to the current Valuation Date for all future income payments.

  . Then, we divide the Annuity Purchase Rate we calculated in the first step by the Annuity Purchase Rate we calculated in the second step. The resulting number is the Interest Factor for the current Valuation Date.

THE EFFECT OF THE ADJUSTMENT FACTOR

Whether your income payment will increase or decrease depends on how the Investment Factor and the Interest Factor work together. If each of them is more than one, your income payment will increase. If each of them is less than one, your income payment will decrease. If one of them has an increasing effect and the other has a decreasing effect, whether your income payment will increase or decrease will depend on which factor has the bigger impact.

To determine how the Investment Factor and the Interest Factor work together to change your income payment, we multiply them to produce the Adjustment Factor. When the Adjustment Factor is more than one, your income payment will increase. When the Adjustment Factor is less than one, your income payment will decrease. If You chose more than one Investment Division, your new variable income payment is the sum of the amounts determined for each Investment Division.


            TO SUMMARIZE:

            IF THE ADJUSTMENT FACTOR IS:  YOUR INCOME PAYMENT WILL:

            More than 1                   Increase

            Equal to 1                    Stay the same

            Less than 1                   Decrease

EXAMPLES OF INCOME PAYMENT CALCULATIONS

Below are some examples of the income payment calculation for an Investment Division reflecting the combined effect of the Interest Factor and Investment Factor.


                                                                   PRIOR INCOME
INTEREST FACTOR      INVESTMENT FACTOR      ADJUSTMENT FACTOR      PAYMENT           CURRENT INCOME PAYMENT

1.01000q         x   q1.00225           =   q1.01227           x   $500.00       =   $506.14q

1.00553q         x   Q0.99857           =   q1.00409           x   $506.14       =   $508.21q

0.98800Q         x   q1.01105           =   Q0.99892           x   $508.21       =   $507.66Q

0.99937Q         x   Q0.98788           =   Q0.98726           x   $507.66       =   $501.19Q

REALLOCATION PRIVILEGE

You can reallocate among Investment Divisions and to the fixed income options available under the Deferred Annuity. You may not be able to reallocate your income payments from all available fixed income options. There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying assets we have designated to generate your income payments.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or fixed income option) (and the percentages allocated to each) to which You want your income payment to be reallocated; and

..   The Investment Divisions from which You want your income payment to be reallocated.

We may require that You use our original forms to make transfers/reallocations.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation, we first update the Adjustment Factor as of the date of the reallocation and determine what a revised income payment amount would be based on that updated Adjustment Factor. We then determine the revised allocation of future income payments based on the new percentages You selected. Thus, if your most recent income payment attributable to an Investment Division was $100, the revised income payment as of the date of reallocation is $95, and You asked us to move 30% from that Investment Division, we would reallocate $28.50 (30% of $95). This would leave an income payment of $66.50 in that Investment Division as of the reallocation date. When we calculate the next income payment, we would determine the new income payment amount based on net investment performance and Specified Interest Rate change from the reallocation date to the next Valuation Date.

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Income payments under one version of the fixed income option may differ from income payments as described in this Prospectus. It is not clear whether the effect of such a transfer to this fixed option will satisfy minimum distribution requirements. Please see the Tax Section of this Prospectus.

Please see the "Transfer Privilege" section regarding restrictions on transfers policies and procedures.

CHARGES

You continue to pay the Separate Account charge and the applicable investment-related charge during the pay-out phase of the Deferred Annuity. Charges are not deducted directly from your income payment. The charges are applied when we calculate the Investment Factor. The charges during the pay-in phase and pay-out phase may be different. The annual Separate Account charge for Version II can never be greater than 1.25% of the average value of the amounts in the Investment Divisions.

WITHDRAWAL PROCESSING FEE

During the pay-out phase of the Deferred Annuity, a withdrawal processing fee of $95 will be deducted from each withdrawal.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check, certified check or wire made payable to "MetLife," by regular mail to MetLife Asset Builder, MetLife, P.O. Box 10342, Des Moines, IA 50306-0342 or by overnight mail to MetLife Asset Builder, MetLife, 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266-6737. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your MetLife Designated Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated or that is not a Valuation Date, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated or on the next Valuation Date.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your MetLife Designated Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not

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completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities, your employer, or the group in which You are a participant or member must identify You to us and tell us how your money should be allocated among the Investment Divisions and the Fixed Interest Account.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. Some transactions may be performed on the Internet. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited, to Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits until instructions are received by the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate transactions by telephone between 8 a.m. and 6 p.m. Eastern Time each business day. You are also able to initiate transactions and obtain information through the Internet, unless prohibited by state law. Some of the information and transactions accessible to You include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Interest Account (if available)/Fixed Income
    Option

..   Transfers/Reallocations

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation Unit Value, Annuity Unit Value or net investment performance is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

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Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, errors, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the managed distribution program and Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the beneficiary is your spouse and if the Contract permits, your spouse may be substituted as the purchaser of the Deferred Annuity and continue the Contract. Your beneficiary may continue to hold a Traditional IRA Deferred Annuity in your name for his/her benefit. If You are receiving income payments, we will cancel any outstanding request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA (Employee Retirement Income Security Act of 1974) annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-866-438-6477 to make such changes.

MISSTATEMENT

We may require proof of age of the owner, beneficiary or annuitant before making any income payments that are measured by the owner's, beneficiary's or annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states, we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We determine the Accumulation Unit Value/Annuity Unit Value and Investment Factor for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

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


When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value or Investment Factor, as applicable, next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers at a later date, if You request. If your withdrawal request is to elect a variable income pay-out option under your Deferred Annuity, we base the number of annuity units or the amount You receive on the next available Annuity Unit Value or Investment Factor.

We reserve the right to suspend or postpone payment for a withdrawal or transfer (reallocation) when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

PAY-IN PHASE AND VERSION I OF THE PAY-OUT PHASE

We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical information. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION UNIT VALUE/ANNUITY UNIT VALUE ("NON-STANDARD PERFORMANCE") is calculated by determining the percentage change in the value of an accumulation or annuity unit for a certain period. These numbers may also be annualized. Change in Accumulation Unit Value/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the highest possible Separate Account charge.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all investment-related and Separate Account charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuities. These figures also assume a steady annual rate of return.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the highest possible Separate Account charge. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation (of Non-Standard Performance), we may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit and annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

                                                                             47

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We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable Annuity Purchase Rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the deduction of the Separate Account charge and the investment-related charge.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable Annuity Purchase Rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the deduction of the Separate Account charge and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Past performance is no guarantee of future results.

VERSION II OF THE PAY-OUT PHASE

We periodically advertise the performance of the Investment Divisions prior to any calculation that incorporates the Interest Factor or Annuity Purchase Rates (I.E., net investment return, less the Separate Account charge). You may get performance information from a variety of sources including your quarterly statements, the Internet, annual reports and semiannual reports.

We may state this performance in terms of "yield," "change in value" or "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN VALUE is calculated by determining return for a certain period. These numbers may also be annualized.

Both yield and change in value reflect investment-related and the highest possible Separate Account charges.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all investment-related and Separate Account charges. These figures also assume a steady annual rate of return.

Average annual total return calculations reflect the highest possible Separate
  Account charge.

We may also show change in value and annualized change in value with the applicable, lower Separate Account charge when that performance is accompanied by average annual total return. We may show "non-standard" average annual total return with an applicable, lower Separate Account charge when the performance is accompanied by average annual total return.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Specified Interest Rates and the applicable Annuity Purchase Rates, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the Investment and Interest Factors and deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge, as well as the Investment and Interest Factors and the investment-related charge. We may assume that the Deferred Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Deferred Annuity and historical rates for the Specified Interest Rate.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Specified Interest Rates and the applicable Annuity Purchase Rates, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations

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

reflect the deduction of the maximum Separate Account charge, and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge, as well as the Investment and Interest Factors and the investment-related charge.

Any illustration should not be relied upon as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an Investment Division to another Investment
    Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

..   To substitute for the Portfolio shares in any Investment Division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, You have voting interests under your Deferred Annuity concerning the Metropolitan Fund, the Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners and/or participants/annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Deferred Annuities are sold through our licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The commissions we pay may range up to 3% of purchase payments or up to 0.50% of assets annually.

We or our affiliates make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we or our affiliates may pay an amount up to 3% of the total Account Balances of the Deferred Annuities. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. The receipt of this cash compensation provides sales representatives and their managers with an incentive to favor the sale of proprietary products.

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Sales representatives and their managers may also be eligible for various non-cash compensation programs such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the broker-dealer firm provides in connection with the distribution of the Contracts. These services may include providing MLIDC with access to the distribution network of the broker-dealer firm, the hiring and training of the broker-dealer firm's sales personnel, the sponsoring of conferences and seminars by the broker-dealer firm, or general marketing services performed by the broker-dealer firm. The broker-dealer firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Income annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

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We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the following Portfolios for the services it provides in marketing the Portfolios' shares in connection with the Contract: the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Bond Portfolio, the American Funds Global Small Capitalization Portfolio, the American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio.

ADDITIONAL COMPENSATION PAID TO SELLING FIRMS AND OTHER INTERMEDIARIES

MetLife enters into arrangements with a variety of agents, brokers, consultants, third party administrators, general agents, associations, and other parties that may participate in the sale of MetLife products (each an "Intermediary"). If You purchase a MetLife product through an Intermediary, MetLife may pay the Intermediary base commission and other forms of compensation for the sale, renewal and/or administration of MetLife products, or remit compensation to the Intermediary on your behalf. Compensation may include payments, commissions, fees, awards, overrides, bonuses, supplemental compensation, loans, gifts, prizes, stock options or any other form of valuable consideration. Additionally, MetLife may have a variety of other relationships with your Intermediary or its affiliates that involve the payment of compensation and benefits that may or may not be related to your relationship with MetLife (e.g., consulting or reinsurance arrangements). Questions regarding Intermediary compensation can be directed to ask4met@metlife.com, or if You would like to speak to someone about Intermediary compensation, please call (800) ASK 4MET. The prospect of receiving, or the receipt of, additional compensation as described above may provide Intermediaries with an incentive to favor sales of MetLife products.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 120 days after we issue your Deferred Annuity. We may also cancel your Deferred Annuity if we do not receive any purchase payments for over 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law.

If we do cancel your Deferred Annuity, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity.

In addition, we will not terminate any Contract where we keep records of your account that includes a guaranteed death benefit if at the time the termination would otherwise occur the amount under any guaranteed death benefit is

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

greater than the Account Balance. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and Internal Revenue Service ("IRS") penalties. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by an U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current Federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by You or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity You purchase (e.g., Non-Qualified or IRA); and payment method or income payment type You elect. If You meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled ''Separate Account Charges'' for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                           Type of Contract
                                         --------------------
                                           Non-    Trad. Roth SIMPLE
                                         Qualified  IRA  IRA   IRA*  SEP
                                         --------- ----- ---- ------ ---
In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                       X       x    x     x     x
After You die                                X       x    x     x     x
After You become totally disabled (as
defined in the Code)                         X       x    x     x     x
To pay deductible medical expenses                   x    x     x     x
To pay medical insurance premiums if
You are unemployed                                   x    x     x     x
For qualified higher education
expenses, or                                         x    x     x     x
For qualified first time home purchases
up to $10,000                                        x    x     x     x
After December 31, 1999 for IRS levies               x    x     x     x
Certain immediate income annuities
providing a series of substantially
equal periodic payments made annually
(or more frequently) over the specified
payment period                               X
*For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

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


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

..   Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so You only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

..   Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that You commence payments by a certain age.

..   Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract or a qualified long-term care contract in a tax-free Section 1035 exchange.

..   Consult your tax adviser prior to changing the annuitant or prior to changing the date You determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

..   Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

..   Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than You would otherwise expect.

..   When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

..   In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for Federal income tax purposes where owned by a non- natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

Pursuant to IRS guidance, direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180-day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult your own independent tax adviser prior to a partial exchange.

PARTIAL AND FULL WITHDRAWALS

Generally, when You (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Contract, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Contract may not be transferred in a tax-free exchange into another annuity contract or qualified long-term care contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If You die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell You what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

Starting in 2011, if your Contract allows and You elect to apply less than the entire Account Balance of your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the income payments You receive, provided the pay-out period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser before You partially annuitize your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between Investment Divisions or from an Investment Division into a fixed option.

We generally will tell You how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to You and the IRS.

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


Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax adviser as to the details and consequences of making such election. Also, consult your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

NEW MEDICARE TAX

Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of

    1. the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

    2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs and arrangements described in Code Sections 401(a), 403(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in item 2.

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income. You would receive under this annuity Contract.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If You die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If You die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If You die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract). Naming a non-natural person, such as a trust or estate, as a beneficiary under the Contract will generally eliminate the beneficiary's ability to stretch or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the contract owner to allocate purchase payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of transfers/reallocations between Investment Divisions or transfers/reallocations from an Investment Division to the Fixed Account or Fixed Income Option.

..   Possible taxation as if You were the contract owner of your portion of the
    Separate Account's assets.

..   Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect You and other contract owners in the Investment Divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES
[TRADITIONAL IRA, ROTH IRA]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to You may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

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


Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA or certain eligible retirement plans of an employer without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).

..   If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, You can change your Traditional IRA purchase payment to a Roth IRA before You file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), You must begin receiving withdrawals by April 1 of the calendar year following the year in which You reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a contract owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and You should consult your own tax adviser as to how these rules affect your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this new rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Under Federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Consult your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see "Minimum Distribution Requirements for IRAs" for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

Naming a non-natural person, such as a trust or estate, as a beneficiary under the Contract will generally eliminate the beneficiary's ability to stretch or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If You die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

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


Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax adviser.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change your Roth IRA contribution to a Traditional IRA before You file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year the rollover distribution occurs, unless it is from a designated Roth account.

If You exceed the purchase payment limits You may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:


..   The withdrawal is made at least five taxable years after Your first purchase payment to a Roth IRA, and

..   The withdrawal is made: on or after the date You reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See "Withdrawals" chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, You do not pay income tax on withdrawals of purchase payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA or eligible retirement plan prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See "Withdrawals" chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

..   The first money withdrawn is any annual (non-conversion/rollover)
    contributions to the Roth IRA and rollovers of after-tax amounts from other Roth plans. These are received tax and penalty free.

..   The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.

..   The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.

..   We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA.

Except to the extent You have non-deductible IRA contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax adviser prior to converting. The taxable amount may exceed the account value at date of conversion.

Amounts converted from a Traditional IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.

If You mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse your conversion provided You do so before You file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

Note that where payments under a Roth income annuity have begun prior to your death, the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time You die.

DEATH BENEFITS

Generally, when You die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

Naming a non-natural person, such as a trust or estate, as a beneficiary under the Contract will generally eliminate the beneficiary's ability to stretch or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                               PAGE

             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....   2

             PRINCIPAL UNDERWRITER............................   2

             DISTRIBUTION AND PRINCIPAL UNDERWRITER AGREEMENT.   2

             EXPERIENCE FACTOR................................   2

             VARIABLE INCOME PAYMENTS.........................   3

             CALCULATING THE ANNUITY UNIT VALUE...............   4

             CALCULATING YOUR INCOME PAYMENTS.................   5

             ADVERTISEMENT OF THE SEPARATE ACCOUNT............   7

             VOTING RIGHTS....................................   9

             ERISA............................................  10

             WITHDRAWALS......................................  10

             ACCUMULATION UNIT VALUE TABLE....................  10

             FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....  11

             FINANCIAL STATEMENTS OF METLIFE.................. F-1

APPENDIX A

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity.

                                        Non-Qualified Deferred
                 IRA Deferred Annuities       Annuities
                 ---------------------- ----------------------

California......          0.5%                  2.35%

Florida(1)......          1.0%                   1.0%

Maine...........            --                   2.0%

Nevada..........            --                   3.5%

Puerto Rico(2)..          1.0%                   1.0%

South Dakota(3).            --                  1.25%

West Virginia...          1.0%                   1.0%

Wyoming.........            --                   1.0%

-----------
/1/ ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE
    PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.

/2/ WE WILL NOT DEDUCT PREMIUM TAXES PAID BY US TO PUERTO RICO FROM PURCHASE
    PAYMENTS, ACCOUNT BALANCES, WITHDRAWALS, DEATH BENEFITS OR INCOME PAYMENTS.

/3/ SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1%
    FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION.

APPENDIX B

These tables show fluctuations in the Accumulation Unit Values for each Investment Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity that has the maximum guaranteed Separate Account charge (0.95%), and the second table shows the Deferred Annuity that has the lowest Separate Account charge (0.45%). A table with Accumulation Unit Values for Deferred Annuities with Separate Account charges other than the minimum and the maximum appears in the SAI, which is available upon request without charge by calling 1-866-438-6477.

                              MAXIMUM GUARANTEED
                            SEPARATE ACCOUNT CHARGE
                                     0.95%

---------------------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                            ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                  YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
---------------------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008      $10.00          $ 7.03             0.00
                                                                     2009        7.03            9.06             0.00
                                                                     2010        9.06           10.09             0.00
                                                                     2011       10.09            9.81           119.01
                                                                     2012        9.81           11.06             0.00

American Funds Bond Investment Division (5/1/2006).................. 2006       15.44           16.26             0.00
                                                                     2007       16.26           16.64             0.00
                                                                     2008       16.64           14.94             0.00
                                                                     2009       14.94           16.67             0.00
                                                                     2010       16.67           17.57             0.00
                                                                     2011       17.57           18.47           146.58
                                                                     2012       18.47           19.28         1,004.74

American Funds Global Small Capitalization Investment Division
  (5/1/2004)........................................................ 2004       10.01           11.34             0.00
                                                                     2005       11.34           14.08         1,872.78
                                                                     2006       14.08           17.30         1,811.54
                                                                     2007       17.30           20.81         4,041.69
                                                                     2008       20.81            9.58         6,381.05
                                                                     2009        9.58           15.31         7,175.67
                                                                     2010       15.31           18.57         6,200.86
                                                                     2011       18.57           14.87         5,695.39
                                                                     2012       14.87           17.41         4,142.12

American Funds(R) Growth Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008       10.00            6.41             0.00
                                                                     2009        6.41            8.53             0.00
                                                                     2010        8.53            9.62             0.00
                                                                     2011        9.62            9.11             0.00
                                                                     2012        9.11           10.51             0.00

American Funds Growth Investment Division (5/1/2004)................ 2004       10.08           10.98         1,194.16
                                                                     2005       10.98           12.64         7,404.16
                                                                     2006       12.64           13.80           657.60
                                                                     2007       13.80           15.36           658.13
                                                                     2008       15.36            8.52           657.63
                                                                     2009        8.52           11.77           657.59
                                                                     2010       11.77           13.84           659.01
                                                                     2011       13.84           13.12           657.63
                                                                     2012       13.12           15.33           657.63

-------------------------------------------------------------------------------------------------------------------------------
                                                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Investment Division (5/1/2004)............. 2004      $10.06          $10.87           387.27
                                                                         2005       10.87           11.40         3,650.55
                                                                         2006       11.40           13.01         3,670.16
                                                                         2007       13.01           13.54         4,209.15
                                                                         2008       13.54            8.33         4,699.71
                                                                         2009        8.33           10.84         5,893.22
                                                                         2010       10.84           11.96         5,620.30
                                                                         2011       11.96           11.63         3,895.81
                                                                         2012       11.63           13.54         3,810.94

American Funds(R) Moderate Allocation Investment Division (Class B)
  (4/28/2008)........................................................... 2008       10.01            7.71             0.00
                                                                         2009        7.71            9.47             0.00
                                                                         2010        9.47           10.33         1,817.22
                                                                         2011       10.33           10.28         3,126.99
                                                                         2012       10.28           11.33         3,268.71

Baillie Gifford International Stock Investment Division (formerly Artio
  International Stock Investment Division).............................. 2003        8.63           10.95           131.80
                                                                         2004       10.95           12.82           298.65
                                                                         2005       12.82           14.99         4,976.94
                                                                         2006       14.99           17.29         3,139.11
                                                                         2007       17.29           18.90         4,109.77
                                                                         2008       18.90           10.46         4,281.56
                                                                         2009       10.46           12.66         4,309.80
                                                                         2010       12.66           13.44         4,306.71
                                                                         2011       13.44           10.67         4,545.74
                                                                         2012       10.67           12.63         4,219.06

Barclays Capital Aggregate Bond Index Investment Division............... 2003       10.59           10.87        21,595.89
                                                                         2004       10.87           11.21        22,394.52
                                                                         2005       11.21           11.33        22,602.92
                                                                         2006       11.33           11.69        55,986.31
                                                                         2007       11.69           12.38        13,014.38
                                                                         2008       12.38           12.99        12,907.30
                                                                         2009       12.99           13.54        13,080.89
                                                                         2010       13.54           14.22        14,946.48
                                                                         2011       14.22           15.15        14,444.49
                                                                         2012       15.15           15.59        14,918.05

BlackRock Aggressive Growth Investment Division......................... 2003        8.11           11.31         3,185.06
                                                                         2004       11.31           12.65         4,005.37
                                                                         2005       12.65           13.88         5,215.52
                                                                         2006       13.88           14.67         4,017.22
                                                                         2007       14.67           17.52         3,450.88
                                                                         2008       17.52            9.42         3,736.42
                                                                         2009        9.42           13.94         3,511.11
                                                                         2010       13.94           15.93         3,582.13
                                                                         2011       15.93           15.30         3,698.68
                                                                         2012       15.30           16.82         3,763.26

------------------------------------------------------------------------------------------
                                         BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                           ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                 YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------
BlackRock Bond Income Investment
  Division......................... 2003      $10.46          $10.97        20,714.36
                                    2004       10.97           11.34        21,979.96
                                    2005       11.34           11.51        22,451.71
                                    2006       11.51           11.90        16,029.15
                                    2007       11.90           12.53        26,933.95
                                    2008       12.53           11.99        21,883.94
                                    2009       11.99           13.00        22,094.31
                                    2010       13.00           13.95        22,254.42
                                    2011       13.95           14.73        22,436.83
                                    2012       14.73           15.69        22,619.55

BlackRock Diversified Investment
  Division......................... 2003        9.18           10.97         3,887.20
                                    2004       10.97           11.79         4,384.49
                                    2005       11.79           12.04         5,165.83
                                    2006       12.04           13.18         5,877.30
                                    2007       13.18           13.83         8,090.29
                                    2008       13.83           10.30        11,155.99
                                    2009       10.30           11.97        11,808.54
                                    2010       11.97           13.00        11,982.45
                                    2011       13.00           13.37        13,546.60
                                    2012       13.37           14.88        13,721.80

BlackRock Large Cap Core
  Investment Division*............. 2007       14.38           14.57        15,288.72
                                    2008       14.57            9.07        18,443.72
                                    2009        9.07           10.73        19,068.97
                                    2010       10.73           11.99        19,691.61
                                    2011       11.99           11.94        20,156.08
                                    2012       11.94           13.44        19,723.48

BlackRock Large Cap Investment
  Division......................... 2003        8.39           10.83         4,710.45
                                    2004       10.83           11.89         5,801.16
                                    2005       11.89           12.20         7,520.81
                                    2006       12.20           13.79         8,356.42
                                    2007       13.79           14.50             0.00

BlackRock Large Cap Value
  Investment Division (5/1/2004)... 2004       10.10           11.18             0.00
                                    2005       11.18           11.74             0.00
                                    2006       11.74           13.88             0.00
                                    2007       13.88           14.21         3,168.63
                                    2008       14.21            9.16         4,337.63
                                    2009        9.16           10.09         4,337.59
                                    2010       10.09           10.92         4,337.75
                                    2011       10.92           11.07         4,337.63
                                    2012       11.07           12.54         4,337.63

BlackRock Legacy Large Cap Growth
  Investment Division (5/1/2004)... 2004       10.08           11.10             0.00
                                    2005       11.10           11.76             0.00
                                    2006       11.76           12.14             0.00
                                    2007       12.14           14.27             0.00
                                    2008       14.27            8.97             0.00
                                    2009        8.97           12.16             0.00
                                    2010       12.16           14.44           124.27
                                    2011       14.44           13.02           694.79
                                    2012       13.02           14.75           694.79

--------------------------------------------------------------------------------------------------------------------------------
                                                                               BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                                 ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth Investment Division (formerly FI Large
  Cap Investment Division) (5/1/2006).................................... 2006      $18.29          $18.59             0.00
                                                                          2007       18.59           19.14           425.95
                                                                          2008       19.14           10.46             0.00
                                                                          2009       10.46           10.92             0.00

BlackRock Money Market Investment Division (5/1/2009).................... 2009       28.42           28.27             0.00
                                                                          2010       28.27           28.01             0.00
                                                                          2011       28.01           27.75             0.00
                                                                          2012       27.75           27.48             0.00

Clarion Global Real Estate Investment Division (5/1/2004)................ 2004        4.07            2.12           954.52
                                                                          2005        2.12            2.39        18,239.29
                                                                          2006        2.39            3.27        16,290.78
                                                                          2007        3.27            2.76        16,068.23
                                                                          2008        2.76            1.59        15,822.01
                                                                          2009        1.59            2.13        15,796.65
                                                                          2010        2.13            2.46        15,884.93
                                                                          2011        2.46            2.31        13,023.77
                                                                          2012        2.31            2.89        13,403.95

Davis Venture Value Investment Division.................................. 2003        8.83           11.45        16,142.51
                                                                          2004       11.45           12.74        24,020.05
                                                                          2005       12.74           13.92        33,207.26
                                                                          2006       13.92           15.81        31,823.21
                                                                          2007       15.81           16.37        28,057.56
                                                                          2008       16.37            9.83        20,594.98
                                                                          2009        9.83           12.86        20,807.73
                                                                          2010       12.86           14.27        20,813.30
                                                                          2011       14.27           13.56        19,456.33
                                                                          2012       13.56           15.16        18,694.89

FI Value Leaders Investment Division (5/1/2004).......................... 2004       10.09           11.43            29.59
                                                                          2005       11.43           12.53         1,851.29
                                                                          2006       12.53           13.89         9,682.98
                                                                          2007       13.89           14.34         8,029.59
                                                                          2008       14.34            8.67         8,013.27
                                                                          2009        8.67           10.47         8,039.67
                                                                          2010       10.47           11.88         8,054.60
                                                                          2011       11.88           11.04         8,074.03
                                                                          2012       11.04           12.66         5,962.81

Harris Oakmark International Investment Division (5/1/2004).............. 2004       10.03           11.69           214.07
                                                                          2005       11.69           13.26         2,535.16
                                                                          2006       13.26           16.98         4,510.96
                                                                          2007       16.98           16.67        10,772.64
                                                                          2008       16.67            9.79         8,732.36
                                                                          2009        9.79           15.07         8,450.34
                                                                          2010       15.07           17.42         8,691.53
                                                                          2011       17.42           14.84         8,878.24
                                                                          2012       14.84           19.04         8,890.26

------------------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                               ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Investment Division (5/1/2004)................ 2004      $ 10.09        $ 10.85            11.91
                                                                        2005        10.85          11.68            28.77
                                                                        2006        11.68          13.18            28.11
                                                                        2007        13.18          14.54           599.93
                                                                        2008        14.54           8.84         1,811.52
                                                                        2009         8.84          11.76         1,557.54
                                                                        2010        11.76          14.73         1,255.79
                                                                        2011        14.73          14.47         1,253.55
                                                                        2012        14.47          16.98         1,252.72

Janus Forty Investment Division (4/28/2008)............................ 2008       319.14         175.42             0.00
                                                                        2009       175.42         248.86             0.00
                                                                        2010       248.86         270.39            86.26
                                                                        2011       270.39         248.23            86.13
                                                                        2012       248.23         302.03           112.85

Jennison Growth Investment Division.................................... 2005        10.14          12.24        10,835.01
                                                                        2006        12.24          12.46           530.69
                                                                        2007        12.46          13.79           531.12
                                                                        2008        13.79           8.68           530.69
                                                                        2009         8.68          12.04           530.66
                                                                        2010        12.04          13.31           532.22
                                                                        2011        13.31          13.26           403.01
                                                                        2012        13.26          15.21         7,166.13

Jennison Growth Investment Division (formerly Oppenheimer Capital
  Appreciation Investment Division (5/1/2005))......................... 2005         8.18           8.93             0.00
                                                                        2006         8.93           9.54             0.00
                                                                        2007         9.54          10.82        11,849.08
                                                                        2008        10.82           5.81        11,440.21
                                                                        2009         5.81           8.28        11,440.22
                                                                        2010         8.28           9.00        11,251.27
                                                                        2011         9.00           8.83        11,045.15
                                                                        2012         8.83           9.94             0.00

Jennison Growth Investment Division (formerly Met/Putnam Voyager
  Investment Division)................................................. 2003         8.46          10.55        10,308.11
                                                                        2004        10.55          10.97        10,652.84
                                                                        2005        10.97          10.02        10,650.27

Legg Mason ClearBridge Aggressive Growth Investment Division
  (5/1/2004)........................................................... 2004        10.07          11.00            30.75
                                                                        2005        11.00          12.40         2,724.51
                                                                        2006        12.40          12.09           368.96
                                                                        2007        12.09          12.29         2,151.18
                                                                        2008        12.29           7.43         2,132.43
                                                                        2009         7.43           9.82         2,139.53
                                                                        2010         9.82          12.07         2,128.96
                                                                        2011        12.07          12.38         2,418.41
                                                                        2012        12.38          14.57         2,597.19

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Value Equity Investment Division and before that MFS(R)
  Investors Trust Investment Division) (5/1/2004)...................... 2004        10.07          11.20             0.00
                                                                        2005        11.20          11.91             0.00
                                                                        2006        11.91          12.49             0.00

------------------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                               ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Value Equity Investment Division)......................... 2006      $12.42          $13.38             0.00
                                                                        2007       13.38           12.49             0.00
                                                                        2008       12.49            5.64             0.00
                                                                        2009        5.64            7.69             0.00
                                                                        2010        7.69            8.22             0.00
                                                                        2011        8.22            8.76             0.00

Loomis Sayles Small Cap Core Investment Division....................... 2003        8.12           10.98        14,701.96
                                                                        2004       10.98           12.65        18,949.40
                                                                        2005       12.65           13.41        20,446.65
                                                                        2006       13.41           15.50        24,109.93
                                                                        2007       15.50           17.18        29,960.70
                                                                        2008       17.18           10.91        32,191.94
                                                                        2009       10.91           14.07        32,138.61
                                                                        2010       14.07           17.78        32,318.92
                                                                        2011       17.78           17.72        34,488.93
                                                                        2012       17.72           20.10        36,718.21

Loomis Sayles Small Cap Growth Investment Division (5/1/2004).......... 2004       10.05           11.19            41.78
                                                                        2005       11.19           11.60         1,344.47
                                                                        2006       11.60           12.64         1,428.78
                                                                        2007       12.64           13.09         1,505.58
                                                                        2008       13.09            7.62           322.25
                                                                        2009        7.62            9.82           334.31
                                                                        2010        9.82           12.81           309.32
                                                                        2011       12.81           13.07           302.59
                                                                        2012       13.07           14.39           516.78

Lord Abbett Bond Debenture Investment Division......................... 2003        9.95           11.79         3,278.58
                                                                        2004       11.79           12.66         3,984.82
                                                                        2005       12.66           12.77         4,071.91
                                                                        2006       12.77           13.83         3,865.21
                                                                        2007       13.83           14.64         8,292.00
                                                                        2008       14.64           11.83         2,918.58
                                                                        2009       11.83           16.07         2,918.59
                                                                        2010       16.07           18.02         2,919.71
                                                                        2011       18.02           18.71         2,863.01
                                                                        2012       18.71           20.98         4,321.71

Lord Abbett Mid Cap Value Investment Division.......................... 2012       17.69           18.27        88,596.59

Lord Abbett Mid Cap Value Investment Division (formerly Neuberger
  Berman Mid Cap Value Investment Division)............................ 2003        8.72           11.79        14,668.14
                                                                        2004       11.79           14.36        34,701.57
                                                                        2005       14.36           15.97        60,561.90
                                                                        2006       15.97           17.63        61,176.77
                                                                        2007       17.63           18.07        68,551.75
                                                                        2008       18.07            9.42        59,405.76
                                                                        2009        9.42           13.83        58,455.05
                                                                        2010       13.83           17.30        55,565.32
                                                                        2011       17.30           16.04        73,320.32
                                                                        2012       16.04           17.78             0.00

------------------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                               ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------------
Met/Artisan Mid Cap Value Investment Division (5/1/2004)............... 2004      $10.07          $10.98         1,588.27
                                                                        2005       10.98           11.97         3,775.26
                                                                        2006       11.97           13.33         2,658.09
                                                                        2007       13.33           12.30         1,097.90
                                                                        2008       12.30            6.58         1,224.47
                                                                        2009        6.58            9.22         1,208.63
                                                                        2010        9.22           10.51         1,224.04
                                                                        2011       10.51           11.12         1,205.88
                                                                        2012       11.12           12.32         1,456.35

Met/Franklin Income Investment Division (Class B) (4/28/2008).......... 2008        9.99            8.01             0.00
                                                                        2009        8.01           10.14             0.00
                                                                        2010       10.14           11.23             0.00
                                                                        2011       11.23           11.36             0.00
                                                                        2012       11.36           12.66             0.00

Met/Franklin Mutual Shares Investment Division (Class B) (4/28/2008)... 2008        9.99            6.62             0.00
                                                                        2009        6.62            8.19             0.00
                                                                        2010        8.19            9.00             0.00
                                                                        2011        9.00            8.87             0.00
                                                                        2012        8.87           10.01             0.00

Met/Franklin Templeton Founding Strategy Investment Division (Class B)
  (4/28/2008).......................................................... 2008        9.99            7.05             0.00
                                                                        2009        7.05            8.98             0.00
                                                                        2010        8.98            9.79             0.00
                                                                        2011        9.79            9.53             0.00
                                                                        2012        9.53           10.96             0.00

Met/Templeton Growth Investment Division (Class B) (4/28/2008)......... 2008        9.99            6.58             0.00
                                                                        2009        6.58            8.65             0.00
                                                                        2010        8.65            9.23             0.00
                                                                        2011        9.23            8.51             0.00
                                                                        2012        8.51           10.30             0.00

MetLife Aggressive Strategy Investment Division........................ 2011       12.70           10.93         4,517.65
                                                                        2012       10.93           12.67         4,375.80

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division) (5/1/2005)................ 2005        9.99           11.20             0.00
                                                                        2006       11.20           12.87             0.00
                                                                        2007       12.87           13.20         4,794.91
                                                                        2008       13.20            7.80         6,264.27
                                                                        2009        7.80           10.20         6,264.29
                                                                        2010       10.20           11.71         5,495.57
                                                                        2011       11.71           12.73             0.00

MetLife Conservative Allocation Investment Division (5/1/2005)......... 2005        9.99           10.34             0.00
                                                                        2006       10.34           10.99             0.00
                                                                        2007       10.99           11.51             0.00
                                                                        2008       11.51            9.79             0.00
                                                                        2009        9.79           11.71             0.00
                                                                        2010       11.71           12.80             3.61
                                                                        2011       12.80           13.12         2,063.08
                                                                        2012       13.12           14.23         2,354.34

-----------------------------------------------------------------------------------------------------------------------
                                                                      BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                        ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                              YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
MetLife Conservative to Moderate Allocation Investment Division
  (5/1/2005).................................................... 2005      $ 9.99          $10.57              0.00
                                                                 2006       10.57           11.49              0.00
                                                                 2007       11.49           11.96            179.35
                                                                 2008       11.96            9.31            179.21
                                                                 2009        9.31           11.44            540.38
                                                                 2010       11.44           12.66          2,940.43
                                                                 2011       12.66           12.71          5,371.45
                                                                 2012       12.71           14.06          9,277.80

MetLife Mid Cap Stock Index Investment Division................. 2003        8.42           11.26         14,959.12
                                                                 2004       11.26           12.95         18,527.37
                                                                 2005       12.95           14.40         23,417.85
                                                                 2006       14.40           15.71         17,445.76
                                                                 2007       15.71           16.77         29,815.59
                                                                 2008       16.77           10.60         29,729.44
                                                                 2009       10.60           14.39         33,300.45
                                                                 2010       14.39           18.00         33,235.08
                                                                 2011       18.00           17.49         33,353.99
                                                                 2012       17.49           20.38         29,522.69

MetLife Moderate Allocation Investment Division (5/1/2005)...... 2005        9.99           10.79              0.00
                                                                 2006       10.79           11.99          4,913.33
                                                                 2007       11.99           12.42         14,006.43
                                                                 2008       12.42            8.80         12,141.99
                                                                 2009        8.80           11.06          8,784.10
                                                                 2010       11.06           12.44          9,796.74
                                                                 2011       12.44           12.18         10,375.28
                                                                 2012       12.18           13.69         11,268.95

MetLife Moderate to Aggressive Allocation Investment Division
  (5/1/2005).................................................... 2005        9.99           11.02            102.64
                                                                 2006       11.02           12.50         34,784.12
                                                                 2007       12.50           12.90         62,779.57
                                                                 2008       12.90            8.31         64,555.48
                                                                 2009        8.31           10.65         64,921.56
                                                                 2010       10.65           12.12         65,657.99
                                                                 2011       12.12           11.58         66,118.91
                                                                 2012       11.58           13.29         65,999.76

MetLife Stock Index Investment Division......................... 2003        8.51           10.81         71,532.41
                                                                 2004       10.81           11.84         77,756.84
                                                                 2005       11.84           12.27         85,060.12
                                                                 2006       12.27           14.04         74,037.50
                                                                 2007       14.04           14.63        124,902.11
                                                                 2008       14.63            9.12        120,102.56
                                                                 2009        9.12           11.40        124,826.93
                                                                 2010       11.40           12.97        125,482.65
                                                                 2011       12.97           13.08        127,561.56
                                                                 2012       13.08           15.00        130,151.30

-------------------------------------------------------------------------------------------------------------------------------
                                                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Investment Division (5/1/2004)............ 2004      $10.01          $11.55             0.00
                                                                         2005       11.55           13.36           928.02
                                                                         2006       13.36           16.80         2,095.01
                                                                         2007       16.80           18.90         3,889.90
                                                                         2008       18.90           10.81         5,903.06
                                                                         2009       10.81           14.13         5,703.03
                                                                         2010       14.13           15.63         4,174.94
                                                                         2011       15.63           13.87         2,207.77
                                                                         2012       13.87           16.07         2,207.77

MFS(R) Total Return Investment Division (5/1/2004)...................... 2004       10.04           10.96         3,267.86
                                                                         2005       10.96           11.20         4,730.66
                                                                         2006       11.20           12.45         4,730.66
                                                                         2007       12.45           12.87         1,656.73
                                                                         2008       12.87            9.93         2,054.40
                                                                         2009        9.93           11.66         2,054.37
                                                                         2010       11.66           12.72         2,057.06
                                                                         2011       12.72           12.90         2,054.40
                                                                         2012       12.90           14.26         1,870.52

MFS(R) Value Investment Division........................................ 2003        8.63           10.73        11,948.55
                                                                         2004       10.73           11.85        14,879.94
                                                                         2005       11.85           11.57        17,381.51
                                                                         2006       11.57           13.54        16,378.37
                                                                         2007       13.54           12.91        13,332.89
                                                                         2008       12.91            8.50        13,362.51
                                                                         2009        8.50           10.18        12,815.78
                                                                         2010       10.18           11.23        12,411.29
                                                                         2011       11.23           11.22        12,410.00
                                                                         2012       11.22           12.97         9,606.29

MLA Mid Cap Investment Division (formerly Lazard Mid Cap Investment
  Division) (5/1/2004).................................................. 2004       10.10           10.95             0.00
                                                                         2005       10.95           11.76           840.59
                                                                         2006       11.76           13.38             0.00
                                                                         2007       13.38           12.92             0.00
                                                                         2008       12.92            7.92             0.00
                                                                         2009        7.92           10.76             0.00
                                                                         2010       10.76           13.13             0.00
                                                                         2011       13.13           12.34             0.00
                                                                         2012       12.34           12.91             0.00

MSCI EAFE(R) Index Investment Division (formerly Morgan Stanley EAFE(R)
  Index Investment Division)............................................ 2003        8.62           11.76         6,857.05
                                                                         2004       11.76           13.94         7,607.29
                                                                         2005       13.94           15.64         8,979.95
                                                                         2006       15.64           19.48        14,616.11
                                                                         2007       19.48           21.38        20,549.90
                                                                         2008       21.38           12.26        19,091.31
                                                                         2009       12.26           15.63        23,216.56
                                                                         2010       15.63           16.76        21,088.55
                                                                         2011       16.76           14.52         8,257.32
                                                                         2012       14.52           17.02         8,436.57

Morgan Stanley Mid Cap Growth Investment Division....................... 2010       10.61           12.38         4,832.09
                                                                         2011       12.38           11.44         4,791.63
                                                                         2012       11.44           12.42         3,177.85

------------------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                               ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid Cap
  Opportunities Investment Division)................................... 2003      $ 8.46          $11.28         1,509.94
                                                                        2004       11.28           13.09         1,973.95
                                                                        2005       13.09           13.86         2,124.60
                                                                        2006       13.86           15.36         5,252.41
                                                                        2007       15.36           16.49         6,339.24
                                                                        2008       16.49            7.30         6,296.74
                                                                        2009        7.30            9.68         6,235.90
                                                                        2010        9.68           10.50             0.00

Neuberger Berman Genesis Investment Division........................... 2003        7.78           11.57         9,114.67
                                                                        2004       11.57           13.22        13,755.13
                                                                        2005       13.22           13.64        18,994.93
                                                                        2006       13.64           15.77        15,235.44
                                                                        2007       15.77           15.09        21,878.37
                                                                        2008       15.09            9.20        15,622.71
                                                                        2009        9.20           10.32        15,834.12
                                                                        2010       10.32           12.42        16,029.69
                                                                        2011       12.42           13.02        15,497.31
                                                                        2012       13.02           14.19        22,589.89

Oppenheimer Global Equity Investment Division.......................... 2003        8.67           11.20         3,024.68
                                                                        2004       11.20           12.92         3,035.31
                                                                        2005       12.92           14.88         4,336.48
                                                                        2006       14.88           17.18         2,944.44
                                                                        2007       17.18           18.13         5,079.21
                                                                        2008       18.13           10.71         6,083.87
                                                                        2009       10.71           14.88         5,764.50
                                                                        2010       14.88           17.13         2,658.33
                                                                        2011       17.13           15.58         2,586.00
                                                                        2012       15.58           18.75         1,428.33

PIMCO Inflation Protected Bond Investment Division (5/1/2006).......... 2006       11.22           11.38             0.00
                                                                        2007       11.38           12.52             0.00
                                                                        2008       12.52           11.58         1,068.59
                                                                        2009       11.58           13.58         1,068.62
                                                                        2010       13.58           14.53         8,302.70
                                                                        2011       14.53           16.05        13,178.96
                                                                        2012       16.05           17.38        26,513.89

PIMCO Total Return Investment Division................................. 2004        9.99           10.41         1,890.09
                                                                        2005       10.41           10.56         1,890.71
                                                                        2006       10.56           10.97         1,198.35
                                                                        2007       10.97           11.72         1,199.31
                                                                        2008       11.72           11.68         1,281.93
                                                                        2009       11.68           13.70           563.86
                                                                        2010       13.70           14.71           673.14
                                                                        2011       14.71           15.07         3,287.47
                                                                        2012       15.07           16.36        13,121.70

-------------------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                    ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                          YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-------------------------------------------------------------------------------------------------------------------
RCM Technology Investment Division (5/1/2004)............... 2004      $10.06          $10.51             0.00
                                                             2005       10.51           11.59             0.00
                                                             2006       11.59           12.11             0.00
                                                             2007       12.11           15.80             0.00
                                                             2008       15.80            8.72             1.55
                                                             2009        8.72           13.75             1.52
                                                             2010       13.75           17.48           136.59
                                                             2011       17.48           15.62         1,569.02
                                                             2012       15.62           17.39         1,569.02

Russell 2000(R) Index Investment Division................... 2003        8.15           11.80        18,390.60
                                                             2004       11.80           13.77        24,172.94
                                                             2005       13.77           14.25        25,789.23
                                                             2006       14.25           16.65        16,635.49
                                                             2007       16.65           16.25        30,821.45
                                                             2008       16.25           10.70        29,945.94
                                                             2009       10.70           13.36        34,602.27
                                                             2010       13.36           16.80        32,812.08
                                                             2011       16.80           15.96        36,511.61
                                                             2012       15.96           18.39        33,446.09

SSgA Growth and Income ETF Investment Division (5/1/2006)... 2006       10.55           11.25             0.00
                                                             2007       11.25           11.79             0.00
                                                             2008       11.79            8.77             0.00
                                                             2009        8.77           10.86             0.00
                                                             2010       10.86           12.11           587.91
                                                             2011       12.11           12.15           587.91
                                                             2012       12.15           13.62           587.91

SSgA Growth ETF Investment Division (5/1/2006).............. 2006       10.75           11.51             0.00
                                                             2007       11.51           12.08             0.00
                                                             2008       12.08            8.04         1,365.56
                                                             2009        8.04           10.31         1,365.55
                                                             2010       10.31           11.68         1,366.19
                                                             2011       11.68           11.36         1,365.56
                                                             2012       11.36           12.97         1,365.56

T. Rowe Price Large Cap Growth Investment Division.......... 2003        8.64           11.19         2,013.69
                                                             2004       11.19           12.19         9,563.27
                                                             2005       12.19           12.87         7,932.64
                                                             2006       12.87           14.44         8,121.31
                                                             2007       14.44           15.64        12,427.91
                                                             2008       15.64            9.00        12,191.04
                                                             2009        9.00           12.79         9,287.74
                                                             2010       12.79           14.83         9,456.39
                                                             2011       14.83           14.53         9,985.44
                                                             2012       14.53           17.13        10,251.19

T. Rowe Price Mid Cap Growth Investment Division (5/1/2004). 2004       10.10           11.50            88.43
                                                             2005       11.50           13.09         4,262.12
                                                             2006       13.09           13.82         3,592.71
                                                             2007       13.82           16.13         4,799.15
                                                             2008       16.13            9.64         3,632.57
                                                             2009        9.64           13.94         3,631.98
                                                             2010       13.94           17.68         3,633.28
                                                             2011       17.68           17.27         3,664.80
                                                             2012       17.27           19.49         4,976.29

------------------------------------------------------------------------------------------------------------------------
                                                                       BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                         ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                               YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Investment Division............... 2003      $ 8.26          $11.52        16,844.87
                                                                  2004       11.52           12.68        18,531.26
                                                                  2005       12.68           13.94        20,104.23
                                                                  2006       13.94           14.35         7,201.56
                                                                  2007       14.35           15.62         6,490.65
                                                                  2008       15.62            9.87         6,480.94
                                                                  2009        9.87           13.59         6,622.79
                                                                  2010       13.59           18.16         6,784.71
                                                                  2011       18.16           18.31         6,684.39
                                                                  2012       18.31           21.07         4,199.23

Western Asset Management Strategic Bond Opportunities Investment
  Division (5/1/2004)............................................ 2004        9.97           10.62           375.52
                                                                  2005       10.62           10.82           375.50
                                                                  2006       10.82           11.26           375.50
                                                                  2007       11.26           11.61           375.81
                                                                  2008       11.61            9.77           375.50
                                                                  2009        9.77           12.80           375.50
                                                                  2010       12.80           14.29           377.84
                                                                  2011       14.29           15.03        14,814.79
                                                                  2012       15.03           16.60        10,656.20

Western Asset Management U.S. Government Investment Division
  (5/1/2004)..................................................... 2004        9.99           10.27           410.03
                                                                  2005       10.27           10.35           724.03
                                                                  2006       10.35           10.68           724.03
                                                                  2007       10.68           11.04           724.61
                                                                  2008       11.04           10.90           724.03
                                                                  2009       10.90           11.26         1,330.72
                                                                  2010       11.26           11.80        41,983.79
                                                                  2011       11.80           12.34        32,484.71
                                                                  2012       12.34           12.63        38,586.39

                              MINIMUM GUARANTEED
                            SEPARATE ACCOUNT CHARGE
                                     0.45%

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation
  Investment Division (Class B)
  (4/28/2008)........................... 2008      $10.00          $ 7.05           0.00
                                         2009        7.05            9.13           0.00
                                         2010        9.13           10.22           0.00
                                         2011       10.22            9.99           0.00
                                         2012        9.99           11.32           0.00

American Funds Bond Investment Division
  (5/1/2006)............................ 2006       16.15           17.06           0.00
                                         2007       17.06           17.54           0.00
                                         2008       17.54           15.83           0.00
                                         2009       15.83           17.75           0.00
                                         2010       17.75           18.81           0.00
                                         2011       18.81           19.87           0.00
                                         2012       19.87           20.84           0.00

American Funds Global Small
  Capitalization Investment Division
  (5/1/2004)............................ 2004       10.01           11.38           0.00
                                         2005       11.38           14.20           0.00
                                         2006       14.20           17.53           0.00
                                         2007       17.53           21.20           0.00
                                         2008       21.20            9.81           0.00
                                         2009        9.81           15.75           0.00
                                         2010       15.75           19.19           0.00
                                         2011       19.19           15.45           0.00
                                         2012       15.45           18.17           0.00

American Funds(R) Growth Allocation
  Investment Division (Class B)
  (4/28/2008)........................... 2008       10.00            6.43           0.00
                                         2009        6.43            8.60           0.00
                                         2010        8.60            9.74           0.00
                                         2011        9.74            9.27           0.00
                                         2012        9.27           10.76           0.00

American Funds Growth Investment
  Division (5/1/2004)................... 2004       10.08           11.02           0.00
                                         2005       11.02           12.75           0.00
                                         2006       12.75           13.99           0.00
                                         2007       13.99           15.64           0.00
                                         2008       15.64            8.72           0.00
                                         2009        8.72           12.11           0.00
                                         2010       12.11           14.31           0.00
                                         2011       14.31           13.63           0.00
                                         2012       13.63           16.00           0.00

American Funds Growth-Income Investment
  Division (5/1/2004)................... 2004       10.06           10.91           0.00
                                         2005       10.91           11.50           0.00
                                         2006       11.50           13.19           0.00
                                         2007       13.19           13.79           0.00
                                         2008       13.79            8.53           0.00
                                         2009        8.53           11.15           0.00
                                         2010       11.15           12.36           0.00
                                         2011       12.36           12.08           0.00
                                         2012       12.08           14.13           0.00

-------------------------------------------------------------------------------------------------------------------------------
                                                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Moderate Allocation Investment Division (Class B)
  (4/28/2008)........................................................... 2008      $10.01          $ 7.74           0.00
                                                                         2009        7.74            9.55           0.00
                                                                         2010        9.55           10.47           0.00
                                                                         2011       10.47           10.47           0.00
                                                                         2012       10.47           11.60           0.00

Baillie Gifford International Stock Investment Division (formerly Artio
  International Stock Investment Division).............................. 2003        8.48           10.81           0.00
                                                                         2004       10.81           12.73           0.00
                                                                         2005       12.73           14.95           0.00
                                                                         2006       14.95           17.34           0.00
                                                                         2007       17.34           19.04           0.00
                                                                         2008       19.04           10.59           0.00
                                                                         2009       10.59           12.88           0.00
                                                                         2010       12.88           13.75           0.00
                                                                         2011       13.75           10.97           0.00
                                                                         2012       10.97           13.05           0.00

Barclays Capital Aggregate Bond Index Investment Division............... 2003       10.85           11.20           0.00
                                                                         2004       11.20           11.60           0.00
                                                                         2005       11.60           11.79           0.00
                                                                         2006       11.79           12.22           0.00
                                                                         2007       12.22           13.00           0.00
                                                                         2008       13.00           13.72           0.00
                                                                         2009       13.72           14.36           0.00
                                                                         2010       14.36           15.17           0.00
                                                                         2011       15.17           16.23           0.00
                                                                         2012       16.23           16.79           0.00

BlackRock Aggressive Growth Investment Division......................... 2003        7.70           10.80           0.00
                                                                         2004       10.80           12.15           0.00
                                                                         2005       12.15           13.39           0.00
                                                                         2006       13.39           14.22           0.00
                                                                         2007       14.22           17.07           0.00
                                                                         2008       17.07            9.22           0.00
                                                                         2009        9.22           13.72           0.00
                                                                         2010       13.72           15.75           0.00
                                                                         2011       15.75           15.21           0.00
                                                                         2012       15.21           16.80           0.00

BlackRock Bond Income Investment Division............................... 2003       10.61           11.18           0.00
                                                                         2004       11.18           11.62           0.00
                                                                         2005       11.62           11.85           0.00
                                                                         2006       11.85           12.32           0.00
                                                                         2007       12.32           13.04           0.00
                                                                         2008       13.04           12.53           0.00
                                                                         2009       12.53           13.66           0.00
                                                                         2010       13.66           14.73           0.00
                                                                         2011       14.73           15.63           0.00
                                                                         2012       15.63           16.73           0.00

--------------------------------------------------------------------------------------------------------------------------------
                                                                               BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                                 ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Diversified Investment Division................................ 2003      $ 8.80          $10.57           0.00
                                                                          2004       10.57           11.42           0.00
                                                                          2005       11.42           11.71           0.00
                                                                          2006       11.71           12.89           0.00
                                                                          2007       12.89           13.59           0.00
                                                                          2008       13.59           10.17           0.00
                                                                          2009       10.17           11.88           0.00
                                                                          2010       11.88           12.97           0.00
                                                                          2011       12.97           13.40           0.00
                                                                          2012       13.40           14.99           0.00

BlackRock Large Cap Core Investment Division*............................ 2007       13.53           13.76           0.00
                                                                          2008       13.76            8.61           0.00
                                                                          2009        8.61           10.24           0.00
                                                                          2010       10.24           11.49           0.00
                                                                          2011       11.49           11.50           0.00
                                                                          2012       11.50           13.02           0.00

BlackRock Large Cap Investment Division.................................. 2003        7.73           10.02           0.00
                                                                          2004       10.02           11.06           0.00
                                                                          2005       11.06           11.41           0.00
                                                                          2006       11.41           12.96           0.00
                                                                          2007       12.96           13.64           0.00

BlackRock Large Cap Value Investment Division (5/1/2004)................. 2004       10.10           11.22           0.00
                                                                          2005       11.22           11.84           0.00
                                                                          2006       11.84           14.06           0.00
                                                                          2007       14.06           14.47           0.00
                                                                          2008       14.47            9.38           0.00
                                                                          2009        9.38           10.38           0.00
                                                                          2010       10.38           11.29           0.00
                                                                          2011       11.29           11.50           0.00
                                                                          2012       11.50           13.09           0.00

BlackRock Legacy Large Cap Growth Investment Division (5/1/2004)......... 2004       10.08           11.14           0.00
                                                                          2005       11.14           11.86           0.00
                                                                          2006       11.86           12.30           0.00
                                                                          2007       12.30           14.53           0.00
                                                                          2008       14.53            9.18           0.00
                                                                          2009        9.18           12.51           0.00
                                                                          2010       12.51           14.92           0.00
                                                                          2011       14.92           13.53           0.00
                                                                          2012       13.53           15.40           0.00

BlackRock Legacy Large Cap Growth Investment Division (formerly FI Large
  Cap Investment Division) (5/1/2006).................................... 2006       19.19           19.56           0.00
                                                                          2007       19.56           20.24           0.00
                                                                          2008       20.24           11.12           0.00
                                                                          2009       11.12           11.63           0.00

BlackRock Money Market Investment Division (5/1/2009).................... 2009       32.28           32.23           0.00
                                                                          2010       32.23           32.09           0.00
                                                                          2011       32.09           31.94           0.00
                                                                          2012       31.94           31.80           0.00

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
Clarion Global Real Estate Investment
  Division (5/1/2004)................... 2004      $  4.07        $  2.13           0.00
                                         2005         2.13           2.41           0.00
                                         2006         2.41           3.31           0.00
                                         2007         3.31           2.81           0.00
                                         2008         2.81           1.63           0.00
                                         2009         1.63           2.20           0.00
                                         2010         2.20           2.54           0.00
                                         2011         2.54           2.40           0.00
                                         2012         2.40           3.01           0.00

Davis Venture Value Investment Division. 2003         8.58          11.17           0.00
                                         2004        11.17          12.50           0.00
                                         2005        12.50          13.73           0.00
                                         2006        13.73          15.66           0.00
                                         2007        15.66          16.30           0.00
                                         2008        16.30           9.84           0.00
                                         2009         9.84          12.93           0.00
                                         2010        12.93          14.42           0.00
                                         2011        14.42          13.78           0.00
                                         2012        13.78          15.48           0.00

FI Value Leaders Investment Division
  (5/1/2004)............................ 2004        10.09          11.46           0.00
                                         2005        11.46          12.63           0.00
                                         2006        12.63          14.08           0.00
                                         2007        14.08          14.60           0.00
                                         2008        14.60           8.87           0.00
                                         2009         8.87          10.77           0.00
                                         2010        10.77          12.28           0.00
                                         2011        12.28          11.47           0.00
                                         2012        11.47          13.22           0.00

Harris Oakmark International Investment
  Division (5/1/2004)................... 2004        10.03          11.73           0.00
                                         2005        11.73          13.37           0.00
                                         2006        13.37          17.20           0.00
                                         2007        17.20          16.98           0.00
                                         2008        16.98          10.02           0.00
                                         2009        10.02          15.50           0.00
                                         2010        15.50          18.01           0.00
                                         2011        18.01          15.42           0.00
                                         2012        15.42          19.88           0.00

Invesco Small Cap Growth Investment
  Division (5/1/2004)................... 2004        10.09          10.89           0.00
                                         2005        10.89          11.77           0.00
                                         2006        11.77          13.35           0.00
                                         2007        13.35          14.81           0.00
                                         2008        14.81           9.05           0.00
                                         2009         9.05          12.09           0.00
                                         2010        12.09          15.22           0.00
                                         2011        15.22          15.03           0.00
                                         2012        15.03          17.73           0.00

Janus Forty Investment Division
  (4/28/2008)........................... 2008       363.33         200.39           0.00
                                         2009       200.39         285.69           0.00
                                         2010       285.69         311.95           0.00
                                         2011       311.95         287.81           0.00
                                         2012       287.81         351.94           0.00

------------------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                               ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------------
Jennison Growth Investment Division.................................... 2005      $ 9.15          $11.08           0.00
                                                                        2006       11.08           11.33           0.00
                                                                        2007       11.33           12.60           0.00
                                                                        2008       12.60            7.97           0.00
                                                                        2009        7.97           11.11           0.00
                                                                        2010       11.11           12.35           0.00
                                                                        2011       12.35           12.36           0.00
                                                                        2012       12.36           14.25           0.00

Jennison Growth Investment Division (formerly Oppenheimer Capital
  Appreciation Investment Division (5/1/2005))......................... 2005        8.36            9.15           0.00
                                                                        2006        9.15            9.82           0.00
                                                                        2007        9.82           11.19           0.00
                                                                        2008       11.19            6.04           0.00
                                                                        2009        6.04            8.66           0.00
                                                                        2010        8.66            9.45           0.00
                                                                        2011        9.45            9.32           0.00
                                                                        2012        9.32           10.51           0.00

Jennison Growth Investment Division (formerly Met/Putnam Voyager
  Investment Division)................................................. 2003        7.54            9.45           0.00
                                                                        2004        9.45            9.88           0.00
                                                                        2005        9.88            9.04           0.00

Legg Mason ClearBridge Aggressive Growth Investment Division
  (5/1/2004)........................................................... 2004       10.07           11.03           0.00
                                                                        2005       11.03           12.50           0.00
                                                                        2006       12.50           12.25           0.00
                                                                        2007       12.25           12.51           0.00
                                                                        2008       12.51            7.60           0.00
                                                                        2009        7.60           10.10           0.00
                                                                        2010       10.10           12.48           0.00
                                                                        2011       12.48           12.86           0.00
                                                                        2012       12.86           15.21           0.00

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Value Equity Investment Division and before that MFS(R)
  Investors Trust Investment Division) (5/1/2004)...................... 2004       10.07           11.24           0.00
                                                                        2005       11.24           12.01           0.00
                                                                        2006       12.01           12.61           0.00

Legg Mason ClearBridge Aggressive Growth Investment Division (formerly
  Legg Mason Value Equity Investment Division)......................... 2006       12.55           13.55           0.00
                                                                        2007       13.55           12.72           0.00
                                                                        2008       12.72            5.77           0.00
                                                                        2009        5.77            7.91           0.00
                                                                        2010        7.91            8.50           0.00
                                                                        2011        8.50            9.07           0.00

Loomis Sayles Small Cap Core Investment Division....................... 2003        7.97           10.83           0.00
                                                                        2004       10.83           12.55           0.00
                                                                        2005       12.55           13.36           0.00
                                                                        2006       13.36           15.52           0.00
                                                                        2007       15.52           17.29           0.00
                                                                        2008       17.29           11.03           0.00
                                                                        2009       11.03           14.31           0.00
                                                                        2010       14.31           18.16           0.00
                                                                        2011       18.16           18.19           0.00
                                                                        2012       18.19           20.74           0.00

----------------------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                             ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                   YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
----------------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Growth Investment Division (5/1/2004)........ 2004      $10.05          $11.22           0.00
                                                                      2005       11.22           11.69           0.00
                                                                      2006       11.69           12.81           0.00
                                                                      2007       12.81           13.33           0.00
                                                                      2008       13.33            7.80           0.00
                                                                      2009        7.80           10.10           0.00
                                                                      2010       10.10           13.24           0.00
                                                                      2011       13.24           13.57           0.00
                                                                      2012       13.57           15.02           0.00

Lord Abbett Bond Debenture Investment Division....................... 2003        9.76           11.62           0.00
                                                                      2004       11.62           12.54           0.00
                                                                      2005       12.54           12.71           0.00
                                                                      2006       12.71           13.84           0.00
                                                                      2007       13.84           14.72           0.00
                                                                      2008       14.72           11.96           0.00
                                                                      2009       11.96           16.33           0.00
                                                                      2010       16.33           18.40           0.00
                                                                      2011       18.40           19.20           0.00
                                                                      2012       19.20           21.63           0.00

Lord Abbett Mid Cap Value Investment Division........................ 2012       18.63           19.30           0.00

Lord Abbett Mid Cap Value Investment Division (formerly Neuberger
  Berman Mid Cap Value Investment Division).......................... 2003        8.77           11.92           0.00
                                                                      2004       11.92           14.58           0.00
                                                                      2005       14.58           16.30           0.00
                                                                      2006       16.30           18.09           0.00
                                                                      2007       18.09           18.63           0.00
                                                                      2008       18.63            9.76           0.00
                                                                      2009        9.76           14.40           0.00
                                                                      2010       14.40           18.10           0.00
                                                                      2011       18.10           16.87           0.00
                                                                      2012       16.87           18.72           0.00

Met/Artisan Mid Cap Value Investment Division (5/1/2004)............. 2004       10.07           11.02           0.00
                                                                      2005       11.02           12.07           0.00
                                                                      2006       12.07           13.51           0.00
                                                                      2007       13.51           12.53           0.00
                                                                      2008       12.53            6.73           0.00
                                                                      2009        6.73            9.49           0.00
                                                                      2010        9.49           10.87           0.00
                                                                      2011       10.87           11.55           0.00
                                                                      2012       11.55           12.86           0.00

Met/Franklin Income Investment Division (Class B) (4/28/2008)........ 2008        9.99            8.03           0.00
                                                                      2009        8.03           10.22           0.00
                                                                      2010       10.22           11.38           0.00
                                                                      2011       11.38           11.57           0.00
                                                                      2012       11.57           12.96           0.00

Met/Franklin Mutual Shares Investment Division (Class B) (4/28/2008). 2008        9.99            6.64           0.00
                                                                      2009        6.64            8.25           0.00
                                                                      2010        8.25            9.12           0.00
                                                                      2011        9.12            9.03           0.00
                                                                      2012        9.03           10.24           0.00

------------------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                                               ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                                                     YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
------------------------------------------------------------------------------------------------------------------------------
Met/Franklin Templeton Founding Strategy Investment Division (Class B)
  (4/28/2008).......................................................... 2008      $ 9.99          $ 7.07           0.00
                                                                        2009        7.07            9.06           0.00
                                                                        2010        9.06            9.92           0.00
                                                                        2011        9.92            9.70           0.00
                                                                        2012        9.70           11.22           0.00

Met/Templeton Growth Investment Division (Class B) (4/28/2008)......... 2008        9.99            6.61           0.00
                                                                        2009        6.61            8.73           0.00
                                                                        2010        8.73            9.35           0.00
                                                                        2011        9.35            8.67           0.00
                                                                        2012        8.67           10.55           0.00

MetLife Aggressive Strategy Investment Division........................ 2011       13.08           11.29           0.00
                                                                        2012       11.29           13.16           0.00

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division) (5/1/2005)................ 2005        9.99           11.23           0.00
                                                                        2006       11.23           12.98           0.00
                                                                        2007       12.98           13.37           0.00
                                                                        2008       13.37            7.95           0.00
                                                                        2009        7.95           10.44           0.00
                                                                        2010       10.44           12.04           0.00
                                                                        2011       12.04           13.11           0.00

MetLife Conservative Allocation Investment Division (5/1/2005)......... 2005        9.99           10.38           0.00
                                                                        2006       10.38           11.08           0.00
                                                                        2007       11.08           11.66           0.00
                                                                        2008       11.66            9.97           0.00
                                                                        2009        9.97           11.99           0.00
                                                                        2010       11.99           13.17           0.00
                                                                        2011       13.17           13.57           0.00
                                                                        2012       13.57           14.79           0.00

MetLife Conservative to Moderate Allocation Investment Division
  (5/1/2005)........................................................... 2005        9.99           10.61           0.00
                                                                        2006       10.61           11.59           0.00
                                                                        2007       11.59           12.12           0.00
                                                                        2008       12.12            9.48           0.00
                                                                        2009        9.48           11.71           0.00
                                                                        2010       11.71           13.03           0.00
                                                                        2011       13.03           13.13           0.00
                                                                        2012       13.13           14.61           0.00

MetLife Mid Cap Stock Index Investment Division........................ 2003        8.34           11.21           0.00
                                                                        2004       11.21           12.96           0.00
                                                                        2005       12.96           14.48           0.00
                                                                        2006       14.48           15.87           0.00
                                                                        2007       15.87           17.03           0.00
                                                                        2008       17.03           10.82           0.00
                                                                        2009       10.82           14.76           0.00
                                                                        2010       14.76           18.55           0.00
                                                                        2011       18.55           18.12           0.00
                                                                        2012       18.12           21.21           0.00

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
MetLife Moderate Allocation Investment
  Division (5/1/2005)................... 2005      $ 9.99          $10.83           0.00
                                         2006       10.83           12.09           0.00
                                         2007       12.09           12.59           0.00
                                         2008       12.59            8.97           0.00
                                         2009        8.97           11.32           0.00
                                         2010       11.32           12.79           0.00
                                         2011       12.79           12.59           0.00
                                         2012       12.59           14.22           0.00

MetLife Moderate to Aggressive
  Allocation Investment Division
  (5/1/2005)............................ 2005        9.99           11.06           0.00
                                         2006       11.06           12.61           0.00
                                         2007       12.61           13.07           0.00
                                         2008       13.07            8.46           0.00
                                         2009        8.46           10.90           0.00
                                         2010       10.90           12.47           0.00
                                         2011       12.47           11.97           0.00
                                         2012       11.97           13.80           0.00

MetLife Stock Index Investment Division. 2003        7.83           10.00           0.00
                                         2004       10.00           11.00           0.00
                                         2005       11.00           11.46           0.00
                                         2006       11.46           13.17           0.00
                                         2007       13.17           13.80           0.00
                                         2008       13.80            8.64           0.00
                                         2009        8.64           10.86           0.00
                                         2010       10.86           12.41           0.00
                                         2011       12.41           12.58           0.00
                                         2012       12.58           14.50           0.00

MFS(R) Research International
  Investment Division (5/1/2004)........ 2004       10.01           11.59           0.00
                                         2005       11.59           13.47           0.00
                                         2006       13.47           17.02           0.00
                                         2007       17.02           19.25           0.00
                                         2008       19.25           11.07           0.00
                                         2009       11.07           14.53           0.00
                                         2010       14.53           16.16           0.00
                                         2011       16.16           14.40           0.00
                                         2012       14.40           16.77           0.00

MFS(R) Total Return Investment Division
  (5/1/2004)............................ 2004       10.04           11.00           0.00
                                         2005       11.00           11.29           0.00
                                         2006       11.29           12.62           0.00
                                         2007       12.62           13.11           0.00
                                         2008       13.11           10.16           0.00
                                         2009       10.16           12.00           0.00
                                         2010       12.00           13.15           0.00
                                         2011       13.15           13.40           0.00
                                         2012       13.40           14.89           0.00

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
MFS(R) Value Investment Division........ 2003      $ 8.36          $10.44           0.00
                                         2004       10.44           11.58           0.00
                                         2005       11.58           11.37           0.00
                                         2006       11.37           13.37           0.00
                                         2007       13.37           12.81           0.00
                                         2008       12.81            8.48           0.00
                                         2009        8.48           10.20           0.00
                                         2010       10.20           11.32           0.00
                                         2011       11.32           11.36           0.00
                                         2012       11.36           13.20           0.00

MLA Mid Cap Investment Division
  (formerly Lazard Mid Cap Investment
  Division) (5/1/2004).................. 2004       10.10           10.98           0.00
                                         2005       10.98           11.85           0.00
                                         2006       11.85           13.56           0.00
                                         2007       13.56           13.16           0.00
                                         2008       13.16            8.10           0.00
                                         2009        8.10           11.06           0.00
                                         2010       11.06           13.58           0.00
                                         2011       13.58           12.82           0.00
                                         2012       12.82           13.48           0.00

MSCI EAFE(R) Index Investment Division
  (formerly Morgan Stanley EAFE(R)
  Index Investment Division)............ 2003        8.62           11.81           0.00
                                         2004       11.81           14.06           0.00
                                         2005       14.06           15.86           0.00
                                         2006       15.86           19.85           0.00
                                         2007       19.85           21.89           0.00
                                         2008       21.89           12.62           0.00
                                         2009       12.62           16.17           0.00
                                         2010       16.17           17.42           0.00
                                         2011       17.42           15.17           0.00
                                         2012       15.17           17.87           0.00

Morgan Stanley Mid Cap Growth
  Investment Division................... 2010       10.45           12.23           0.00
                                         2011       12.23           11.36           0.00
                                         2012       11.36           12.39           0.00

Morgan Stanley Mid Cap Growth
  Investment Division (formerly FI Mid
  Cap Opportunities Investment Division) 2003        8.03           10.76           0.00
                                         2004       10.76           12.55           0.00
                                         2005       12.55           13.36           0.00
                                         2006       13.36           14.88           0.00
                                         2007       14.88           16.05           0.00
                                         2008       16.05            7.14           0.00
                                         2009        7.14            9.51           0.00
                                         2010        9.51           10.34           0.00

Neuberger Berman Genesis Investment
  Division.............................. 2003        7.58           11.33           0.00
                                         2004       11.33           13.01           0.00
                                         2005       13.01           13.49           0.00
                                         2006       13.49           15.67           0.00
                                         2007       15.67           15.06           0.00
                                         2008       15.06            9.23           0.00
                                         2009        9.23           10.40           0.00
                                         2010       10.40           12.59           0.00
                                         2011       12.59           13.26           0.00
                                         2012       13.26           14.53           0.00

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
Oppenheimer Global Equity Investment
  Division.............................. 2003      $ 8.52          $11.07           0.00
                                         2004       11.07           12.82           0.00
                                         2005       12.82           14.84           0.00
                                         2006       14.84           17.22           0.00
                                         2007       17.22           18.26           0.00
                                         2008       18.26           10.84           0.00
                                         2009       10.84           15.14           0.00
                                         2010       15.14           17.52           0.00
                                         2011       17.52           16.01           0.00
                                         2012       16.01           19.36           0.00

PIMCO Inflation Protected Bond
  Investment Division (5/1/2006)........ 2006       11.39           11.59           0.00
                                         2007       11.59           12.82           0.00
                                         2008       12.82           11.91           0.00
                                         2009       11.91           14.04           0.00
                                         2010       14.04           15.09           0.00
                                         2011       15.09           16.75           0.00
                                         2012       16.75           18.23           0.00

PIMCO Total Return Investment Division.. 2004        9.99           10.44           0.00
                                         2005       10.44           10.65           0.00
                                         2006       10.65           11.11           0.00
                                         2007       11.11           11.93           0.00
                                         2008       11.93           11.96           0.00
                                         2009       11.96           14.09           0.00
                                         2010       14.09           15.21           0.00
                                         2011       15.21           15.66           0.00
                                         2012       15.66           17.08           0.00

RCM Technology Investment Division
  (5/1/2004)............................ 2004       10.06           10.54           0.00
                                         2005       10.54           11.69           0.00
                                         2006       11.69           12.27           0.00
                                         2007       12.27           16.09           0.00
                                         2008       16.09            8.93           0.00
                                         2009        8.93           14.15           0.00
                                         2010       14.15           18.07           0.00
                                         2011       18.07           16.22           0.00
                                         2012       16.22           18.16           0.00

Russell 2000(R) Index Investment
  Division.............................. 2003        8.06           11.72           0.00
                                         2004       11.72           13.74           0.00
                                         2005       13.74           14.30           0.00
                                         2006       14.30           16.79           0.00
                                         2007       16.79           16.46           0.00
                                         2008       16.46           10.89           0.00
                                         2009       10.89           13.67           0.00
                                         2010       13.67           17.27           0.00
                                         2011       17.27           16.49           0.00
                                         2012       16.49           19.10           0.00

SSgA Growth and Income ETF Investment
  Division (5/1/2006)................... 2006       10.58           11.32           0.00
                                         2007       11.32           11.92           0.00
                                         2008       11.92            8.91           0.00
                                         2009        8.91           11.09           0.00
                                         2010       11.09           12.43           0.00
                                         2011       12.43           12.54           0.00
                                         2012       12.54           14.12           0.00

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
SSgA Growth ETF Investment Division
  (5/1/2006)............................ 2006      $10.78          $11.58           0.00
                                         2007       11.58           12.22           0.00
                                         2008       12.22            8.17           0.00
                                         2009        8.17           10.53           0.00
                                         2010       10.53           11.99           0.00
                                         2011       11.99           11.71           0.00
                                         2012       11.71           13.45           0.00

T. Rowe Price Large Cap Growth
  Investment Division................... 2003        7.94           10.34           0.00
                                         2004       10.34           11.31           0.00
                                         2005       11.31           12.00           0.00
                                         2006       12.00           13.53           0.00
                                         2007       13.53           14.73           0.00
                                         2008       14.73            8.52           0.00
                                         2009        8.52           12.17           0.00
                                         2010       12.17           14.18           0.00
                                         2011       14.18           13.96           0.00
                                         2012       13.96           16.54           0.00

T. Rowe Price Mid Cap Growth Investment
  Division (5/1/2004)................... 2004       10.10           11.54           0.00
                                         2005       11.54           13.20           0.00
                                         2006       13.20           14.00           0.00
                                         2007       14.00           16.43           0.00
                                         2008       16.43            9.87           0.00
                                         2009        9.87           14.34           0.00
                                         2010       14.34           18.28           0.00
                                         2011       18.28           17.94           0.00
                                         2012       17.94           20.35           0.00

T. Rowe Price Small Cap Growth
  Investment Division................... 2003        7.80           10.94           0.00
                                         2004       10.94           12.10           0.00
                                         2005       12.10           13.37           0.00
                                         2006       13.37           13.83           0.00
                                         2007       13.83           15.12           0.00
                                         2008       15.12            9.61           0.00
                                         2009        9.61           13.29           0.00
                                         2010       13.29           17.85           0.00
                                         2011       17.85           18.08           0.00
                                         2012       18.08           20.92           0.00

Western Asset Management Strategic Bond
  Opportunities Investment Division
  (5/1/2004)............................ 2004        9.97           10.66           0.00
                                         2005       10.66           10.91           0.00
                                         2006       10.91           11.41           0.00
                                         2007       11.41           11.82           0.00
                                         2008       11.82           10.00           0.00
                                         2009       10.00           13.16           0.00
                                         2010       13.16           14.77           0.00
                                         2011       14.77           15.61           0.00
                                         2012       15.61           17.33           0.00

-----------------------------------------------------------------------------------------------
                                              BEGINNING OF YEAR END OF YEAR      NUMBER OF
                                                ACCUMULATION    ACCUMULATION ACCUMULATION UNITS
INVESTMENT DIVISION                      YEAR    UNIT VALUE      UNIT VALUE     END OF YEAR
-----------------------------------------------------------------------------------------------
Western Asset Management U.S.
  Government Investment Division
  (5/1/2004)............................ 2004      $ 9.99          $10.31           0.00
                                         2005       10.31           10.44           0.00
                                         2006       10.44           10.82           0.00
                                         2007       10.82           11.24           0.00
                                         2008       11.24           11.15           0.00
                                         2009       11.15           11.58           0.00
                                         2010       11.58           12.20           0.00
                                         2011       12.20           12.82           0.00
                                         2012       12.82           13.19           0.00

-----------
THE ASSETS OF THE OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO THE JENNISON GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND ON APRIL 30, 2012. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2012 ARE THOSE OF THE OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION.

THE ASSETS OF THE LORD ABBETT MID CAP VALUE INVESTMENT DIVISION (FORMERLY THE NEUBERGER BERMAN MID CAP VALUE DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE LORD ABBETT MID CAP VALUE INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2012. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2012 ARE THOSE OF THE LORD ABBETT MID CAP VALUE INVESTMENT DIVISION OF THE METROPOLITAN FUND.

THE ASSETS OF LEGG MASON VALUE EQUITY INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO THE LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION OF THE MET INVESTORS FUND ON MAY 2, 2011. ACCUMULATION UNIT VALUES PRIOR TO MAY 2, 2011 ARE THOSE OF THE LEGG MASON VALUE EQUITY INVESTMENT DIVISION.

THE ASSETS OF METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE METLIFE AGGRESSIVE STRATEGY INVESTMENT DIVISION OF THE MET INVESTORS FUND ON MAY 2, 2011. ACCUMULATION UNIT VALUES PRIOR TO MAY 2, 2011 ARE THOSE OF THE METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION.

THE ASSETS OF FI MID CAP OPPORTUNITIES INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION MET INVESTORS FUND ON MAY 3, 2010. ACCUMULATION UNIT VALUES PRIOR TO MAY 3, 2010 ARE THOSE OF FI MID CAP OPPORTUNITIES INVESTMENT DIVISION.

THE ASSETS OF FI LARGE CAP INVESTMENT DIVISION OF THE METROPOLITAN FUNDS WERE MERGED INTO THE BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND ON MAY 1, 2009. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2009 ARE THOSE OF THE FI LARGE CAP INVESTMENT DIVISION.

THE ASSETS OF BLACKROCK LARGE CAP INVESTMENT DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST INVESTMENT DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP INVESTMENT DIVISION.

THE ASSETS OF THE MFS(R) INVESTORS TRUST INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE LEGG MASON VALUE EQUITY INVESTMENT DIVISION OF THE MET INVESTORS FUND PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST INVESTMENT DIVISION.

THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO JENNISON GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE UNDER THE DEFERRED ANNUITY.

*WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO.

PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                    LEGAL NAME OF PORTFOLIO/SERIES                      MARKETING NAME
-----------------                   --------------------------------- -----------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R)             Bond Fund                         American Funds Bond Portfolio

AMERICAN FUNDS INSURANCE SERIES(R)  Global Small Capitalization Fund  American Funds Global Small Capitalization Portfolio

AMERICAN FUNDS INSURANCE SERIES(R)         Growth-Income Fund                American Funds Growth-Income Portfolio

AMERICAN FUNDS INSURANCE SERIES(R)            Growth Fund                       American Funds Growth Portfolio

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The charts identify the former name and new name of each of these Portfolios.

PORTFOLIO MERGERS

           FORMER PORTFOLIO                        NEW PORTFOLIO
           ----------------                        -------------

  MET INVESTORS FUND                    MET INVESTORS FUND
                                          Loomis Sayles Global Markets
    Met/Franklin Income Portfolio         Portfolio
    Met/Franklin Templeton Founding
    Strategy Portfolio                    MetLife Growth Strategy Portfolio
                                          Oppenheimer Global Equity
    Met/Templeton Growth Portfolio        Portfolio

  METROPOLITAN FUND                     METROPOLITAN FUND
    FI Value Leaders Portfolio            MFS(R) Value Portfolio

  MET INVESTORS FUND                    METROPOLITAN FUND
    Met/Franklin Mutual Shares
    Portfolio                             MFS(R) Value Portfolio
    MLA Mid Cap Portfolio                 Neuberger Berman Genesis Portfolio
                                          T. Rowe Price Large Cap Growth
    RCM Technology Portfolio              Portfolio

  METROPOLITAN FUND                     MET INVESTORS FUND
    Oppenheimer Global Equity             Oppenheimer Global Equity
    Portfolio                             Portfolio

PORTFOLIO NAME CHANGES

          FORMER PORTFOLIO                          NEW PORTFOLIO
          ----------------                          -------------

MET INVESTORS FUND                      MET INVESTORS FUND
  Lazard Mid Cap Portfolio                MLA Mid Cap Portfolio
  Legg Mason ClearBridge Aggressive       ClearBridge Aggressive Growth
  Growth Portfolio                        Portfolio

METROPOLITAN FUND                       METROPOLITAN FUND
  Barclays Capital Aggregate Bond         Barclays Aggregate Bond Index
  Index Portfolio                         Portfolio
  BlackRock Aggressive Growth
  Portfolio                               Frontier Mid Cap Growth Portfolio
  BlackRock Legacy Large Cap Growth       BlackRock Capital Appreciation
  Portfolio                               Portfolio

                          REQUEST FOR A STATEMENT OF
                   ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

..  Metropolitan Life Separate Account E

..  Metropolitan Series Fund

..  Met Investors Series Trust

..  American Funds Insurance Series(R)

..  I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip

Metropolitan Life Insurance Company
MetLife Life & Income Funding Solutions
P.O. Box 14660
Lexington, KY 40512-4660
Attention: MetLife Asset Builder Unit

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                             METLIFE ASSET BUILDER
                       GROUP DEFERRED ANNUITY CONTRACTS
                                April 29, 2013

                      STATEMENT OF ADDITIONAL INFORMATION
                                FORM N-4 PART B

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for MetLife Asset Builder Variable Annuity Contracts dated April 29, 2013 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660,
Attention: MetLife Asset Builder Unit, Toll Free Phone: (866) 438-6477.

   A Statement of Additional Information for the Metropolitan Series Fund, Met Investors Series Trust and the American Funds Insurances Series(R) are attached at the end of this Statement of Additional Information.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section entitled "Important Terms You Should Know" of the Prospectus for MetLife Asset Builder Variable Annuity Contracts dated April 29, 2013.

                               -----------------

                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----

            Independent Registered Public Accounting Firm.....   2
            Principal Underwriter.............................   2
            Distribution and Principal Underwriting Agreement.   2
            Experience Factor.................................   2
            Variable Income Payments..........................   2
            Calculating the Annuity Unit Value................   3
            Calculating Your Income Payments..................   5
            Advertisement of the Separate Account.............   7
            Voting Rights.....................................   9
            ERISA.............................................  10
            Withdrawals.......................................  10
            Accumulation Unit Value Table.....................  10
            Financial Statements of the Separate Account......  11
            Financial Statements of MetLife................... F-1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012 and the Company's reorganization of its segments in 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

UNDERWRITING COMMISSIONS

                   UNDERWRITING COMMISSIONS AMOUNT OF UNDERWRITING
                   PAID TO THE DISTRIBUTOR   COMMISSIONS RETAINED
             YEAR       BY THE COMPANY        BY THE DISTRIBUTOR
             ----  ------------------------ ----------------------
             2012        $201,775,422                 $0
             2011        $222,170,300                 $0
             2010        $173,815,499                 $0

   MetLife has hired Government Employees Mutual Benefit Association ("GEMBA") to perform certain administrative services for their members who purchase the Deferred Annuities. These services include, among others, assistance in the completion of applications and review for their accuracy and completeness, distribution of MetLife approved marketing materials, newsletters and other advertising and mailing of quarterly statements upon receipt from MetLife. The fee paid GEMBA is based upon a percentage of the Account Balances that its members hold in the Contracts.

EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an Investment Division.

   We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.

   The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed ..000034035 (the daily equivalent of an effective annual rate of 1.25%) for Deferred Annuities, during Version I of the Pay-Out phase and for Deferred Annuities .000025905 (the daily equivalent of an effective annual rate of .95%) during Version II of the Pay-Out phase and Pay-In phase.

VARIABLE INCOME PAYMENTS

   "Variable income payments" include variable income payments made under the Deferred Annuities.

PAY-OUT VERSION I

ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

AMOUNT OF INCOME PAYMENTS

   The cash You receive periodically from an Investment Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity in the pay-out specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations are made).

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current rates, which will not be less favorable than the rates used for a currently issued Contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the higher rates.

ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

REALLOCATION PRIVILEGE

   When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   . First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

   . Second, we use the AIR to calculate an updated Annuity Purchase Rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   . Third, we calculate another updated Annuity Purchase Rate using our current single premium fixed income Annuity Purchase Rates on the date of your reallocation (but not less favorable than the Annuity Purchase Rate guaranteed for your group);

   . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the Annuity Purchase Rate determined in the second step divided by the Annuity Purchase Rate determined in the third step.

   When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

   Here are examples of the effect of a reallocation on the income payment:

   . Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated Annuity Purchase Rate based on the AIR is $125, while the updated Annuity Purchase Rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well).

   . Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Charges will also be made to the number of annuity units in both Investment Divisions as well.)

CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 3% and a one day Valuation Period, the factor is 0.99991902, which is the daily discount factor for an effective annual rate of 3%. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

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                                      4

                               PAY-OUT VERSION I
                       CALCULATING YOUR INCOME PAYMENTS

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               Illustration of Calculation of Annuity Unit Value

        1.Annuity Unit Value, beginning of period........... $     10.20

        2."Experience factor" for period....................    1.023558

        3.Daily adjustment for 3% Assumed Investment Return.  0.99991902

        4.(2) X (3).........................................    1.023475

        5.Annuity Unit Value, end of period (1) X (4)....... $     10.44

                       ILLUSTRATION OF ANNUITY PAYMENTS
   (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE DATE OF
                                ANNUITIZATION)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

 1.Number of Accumulation Units as of Annuity Date...................................................   1,500.00

 2.Accumulation Unit Value........................................................................... $    11.80

 3.Accumulation Value of the Deferred Annuity (1) X (2).............................................. $17,700.00

 4.First monthly income payment per $1,000 of Accumulation Value..................................... $     5.52

 5.First monthly income payment (3) X (4) / 1,000.................................................... $    97.70

 6.Assume Annuity Unit Value as of Annuity Date equal to (see Illustration of Calculation of Annuity
   Unit Value above)................................................................................. $    10.80

 7.Number of Annuity Units (5) / (6).................................................................    9.04630

 8.Assume Annuity Unit Value for the second month equal to (10 days prior to payment)................ $    10.97

 9.Second monthly Annuity Payment (7) X (8).......................................................... $    99.24

10.Assume Annuity Unit Value for third month equal to................................................ $    10.53

11.Next monthly Annuity Payment (7) X (10)........................................................... $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the Investment Divisions.

                              PAY-OUT VERSION II
                       CALCULATING YOUR INCOME PAYMENTS

                    SAMPLE CALCULATION ILLUSTRATING HOW THE
                        ADJUSTMENT FACTOR IS DETERMINED
                      AND APPLIED TO THE INCOME PAYMENTS

Example of Calculation of Investment Factor

a.Assumed net investment performance for the period (.65%)............................    1.00650

b.Assumed interest rate (as specified in your Contract) as of the last Valuation Date.        7.1%

c.Adjustment based on assumed interest rate for the period(1).........................    0.99467

d.Investment Factor (a) X (c).........................................................    1.00114

Example of Calculation of Interest Factor

a.Annuity Purchase Rate based on prior interest rate (7.1%)(2)........................  122.32996

b.Annuity Purchase Rate based on current interest rate (7.2%)(3)......................  121.37388

c.Interest Factor (a)/(b).............................................................    1.00788

Life annuity for male, age 65

a.First monthly variable income payment due February 1, 2006.......................... $   400.00

b.Assumed Investment Factor for first month*..........................................    1.00114

c.Assumed Interest Factor for first month*............................................    1.00788

d.Adjustment factor (b) X (c).........................................................    1.00903

e.Second monthly variable income payment due March 1, 2006 (a) X (d).................. $   403.61

f.Assumed Investment Factor for second month*.........................................     .99981

g.Assumed Interest Factor for second month*...........................................     .97665

h.Adjustment factor (f) X (g).........................................................     .97646

i.Third monthly variable income payment due April 1, 2006 (e) X (h)................... $   394.11

----------

NOTES:

(1)Approximately one month.
(2)This is the Annuity Purchase Rate in effect on the prior Valuation Date, based on your future annuity income, age as of the prior Valuation Date, and the interest rate (as specified in your contract) as of the prior Valuation Date.
(3)This is the Annuity Purchase Rate in effect on the prior Valuation Date, based on your future annuity income, age as of the prior Valuation Date, and the interest rate as of the current Valuation Date. However, the interest rate as of the current Valuation Date is adjusted to reflect the interest rate as of the prior Valuation Date for the time period from the prior Valuation Date to the current Valuation Date.
* Calculated on the income determination date which is 10 days prior to the date the income payment is made.

ADVERTISEMENT OF THE SEPARATE ACCOUNT

PAY-IN PHASE

      From time to time we advertise the performance of various Separate Account Investment Divisions. This performance will be stated in terms of either yield, "change in Accumulation Unit Value," or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements will refer to the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[
(                                    [GRAPHIC]

                                         + 1)/6/ - 1], where "a" represents
dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value refers to the comparison between values of accumulation units over specified periods in which an Investment Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV(1)/UV(0))(to the power of annualization factor) ]-1, where UV(1) represents the current unit value and UV(0) represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Average annual total return differs from the change in Accumulation Unit Value because it assumes a steady rate of return and reflects all expenses. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion).

   Performance may be calculated based upon historical performance of the underlying portfolios of the Metropolitan Fund, the Met Investors Fund and the American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit data is used.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(R) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(R) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

   Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity
Generator." Under the "Equity Generator," an amount equal to the interest earned

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                                      7
during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. The second technique is the "Equalizer/SM/." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the Frontier Mid Cap Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or Frontier Mid Cap Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the Account Balance in each of these Investment Divisions and the Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.


   An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other Investment Divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Investment Divisions.

   Historical performance information should not be relied on as a guarantee of future performance results.

PAY-OUT VERSION I

   We may state performance in terms of "change in Annuity Unit Value," or "average annual total return".

   Change in Annuity Unit Value ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation or annuity unit for a certain period. These numbers may also be annualized. Change in Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the highest possible Separate Account charge (also known as annualized charge in annuity value).

   Average Annual Total Return (also known as annualized change in annuity value) calculations ("Standard Performance") reflect all investment-related and Separate Account charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuities. These figures also assume a steady annual rate of return.

   For purposes of presentation (of Non-Standard Performance), we may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit and annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable Annuity Purchase Rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the investment-related charge.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable Annuity Purchase Rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Past performance is no guarantee of future results.

PAY-OUT VERSION II

   From time to time we advertise the performance of various Separate Account Investment Divisions prior to any calculation that incorporates the interest rate factor or Annuity Purchase Rates, (i.e., the net investment return, less Separate Account charge). Performance will be stated in terms of either yield, "change in value" or "average annual total return" or some combination of the foregoing. Yield, change in value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in

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                                      8
advertisements will refer to the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Change in value calculations reflect all Separate Account and investment-related charges. This value is calculated by determining the percentage change in return for a certain period. These numbers also may be annualized. Both yield and change in value reflect investment-related and Separate Account charges.

   Average annual return calculations reflect all investment-related and Separate Account charges. These figures also assume a steady annual rate of return. Average annual total return calculations reflect the highest possible Separate Account charge. We may also show change in value and annualized change in value with the applicable, lower Separate Account charge when that performance is accompanied by average annual total return. We may show "non-standard" average annual total return with an applicable, lower Separate Account charge and when that performance is accompanied by average annual total return.

   We may demonstrate hypothetical values of annuity benefits over a specified period based on historical net asset values of the portfolios and the historical Specified Interest Rates and the applicable Annuity Purchase Rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the investment and interest factors and deduction of the maximum Separate Account charge and the investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the Separate Account charge, as well as the investment and interest factors and the investment-related charge. We may assume that the pay-out options of the Deferred Annuity were in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date. We use the actual annuity unit data after the inception date.

   Historical performance information should not be relied on as a guarantee of future performance results.

   We may also demonstrate hypothetical future values of income payments over a Specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the portfolios, hypothetical Specified Interest Rates and the applicable Annuity Purchase Rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge, as well as the investment and interest factors and the investment-related charge.

VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, You have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of the Deferred Annuity attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified plans which invest directly in the Portfolios do not have voting interests through life insurance or annuities and do not vote these interests based upon the number of shares held in the Separate Account Investment
Division deemed attributable to the qualified plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

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                                      9

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, the Met Investor Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever You elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      b. make certain withdrawals under plans for which a qualified consent is required;

      c. name someone other than the spouse as your beneficiary;

      d. use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

   Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

ACCUMULATION UNIT VALUE TABLE

   This table shows fluctuations in the Accumulation Unit Values for the Deferred Annuity with a Separate Account charge of 0.65% for each Investment Division from year-end to year-end. The guaranteed maximum highest Separate Account charge and lowest Separate Account charge tables and charts, are in the Prospectus. The information in this table has been derived from the

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                                      10

Separate Account's full financial statements or other reports (such as the annual report).

                                      BEGINNING                 NUMBER OF
                                       OF YEAR    END OF YEAR  ACCUMULATION
                                     ACCUMULATION ACCUMULATION  UNITS END
    INVESTMENT DIVISION         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
    -------------------         ---- ------------ ------------ ------------
    American Funds(R) Balanced
     Allocation Investment
     Division (Class B)
     (4/28/2008)............... 2008    $10.00       $ 7.04           0.00
                                2009      7.04         9.10         470.79
                                2010      9.10        10.17         474.00
                                2011     10.17         9.92         470.77
                                2012      9.92        11.22         470.77

    American Funds Bond
     Investment Division
     (5/1/2006)................ 2006     15.86        16.73       3,074.82
                                2007     16.73        17.18       4,257.68
                                2008     17.18        15.47       4,255.34
                                2009     15.47        17.31       1,455.65
                                2010     17.31        18.30       1,457.35
                                2011     18.30        19.30       1,455.64
                                2012     19.30        20.20       1,455.64

    American Funds Global
     Small Capitalization
     Investment Division
     (5/1/2004)................ 2004     10.01        11.36           0.00
                                2005     11.36        14.15           0.00
                                2006     14.15        17.44       2,228.05
                                2007     17.44        21.04       4,586.01
                                2008     21.04         9.71       5,190.83
                                2009      9.71        15.57       5,190.80
                                2010     15.57        18.94       9,581.52
                                2011     18.94        15.21       9,580.84
                                2012     15.21        17.86      10,662.69

    American Funds(R) Growth
     Allocation Investment
     Division (Class B)
     (4/28/2008)............... 2008     10.00         6.42           0.00
                                2009      6.42         8.57           0.00
                                2010      8.57         9.69           0.00
                                2011      9.69         9.21           0.00
                                2012      9.21        10.66           0.00

    American Funds Growth
     Investment Division
     (5/1/2004)................ 2004     10.08        11.00           0.00
                                2005     11.00        12.70           0.00
                                2006     12.70        13.91       4,187.27
                                2007     13.91        15.53       4,189.58
                                2008     15.53         8.64       4,984.74
                                2009      8.64        11.97       4,984.76
                                2010     11.97        14.12      12,396.11
                                2011     14.12        13.43       9,380.29
                                2012     13.43        15.73       5,923.88

    American Funds Growth-
     Income Investment
     Division (5/1/2004)....... 2004     10.06        10.90           0.00
                                2005     10.90        11.46           0.00
                                2006     11.46        13.12           0.00
                                2007     13.12        13.69           0.00
                                2008     13.69         8.45      38,760.35
                                2009      8.45        11.02      41,214.61
                                2010     11.02        12.20      87,867.40
                                2011     12.20        11.90     108,883.63
                                2012     11.90        13.89       3,278.18

    American Funds(R) Moderate
     Allocation Investment
     Division (Class B)
     (4/28/2008)............... 2008     10.01         7.73           0.00
                                2009      7.73         9.52           0.00
                                2010      9.52        10.42           0.00
                                2011     10.42        10.39           0.00
                                2012     10.39        11.49           0.00

                                        BEGINNING                 NUMBER OF
                                         OF YEAR    END OF YEAR  ACCUMULATION
                                       ACCUMULATION ACCUMULATION  UNITS END
   INVESTMENT DIVISION            YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
   -------------------            ---- ------------ ------------ ------------
   Baillie Gifford International
    Stock Investment
    Division (formerly Artio
    International Stock
    Investment Division)......... 2003    $ 8.36       $10.64          0.00
                                  2004     10.64        12.49          0.00
                                  2005     12.49        14.65          0.00
                                  2006     14.65        16.95          0.00
                                  2007     16.95        18.58          0.00
                                  2008     18.58        10.31          0.00
                                  2009     10.31        12.52          0.00
                                  2010     12.52        13.34     16,613.51
                                  2011     13.34        10.62     46,194.53
                                  2012     10.62        12.61          0.00

   Barclays Capital Aggregate
    Bond Index Investment
    Division..................... 2003     10.66        10.98      3,663.85
                                  2004     10.98        11.35      5,743.65
                                  2005     11.35        11.51      5,785.38
                                  2006     11.51        11.91      5,893.24
                                  2007     11.91        12.65      5,776.95
                                  2008     12.65        13.32     78,386.11
                                  2009     13.32        13.92     78,590.59
                                  2010     13.92        14.66     82,319.15
                                  2011     14.66        15.66     95,865.56
                                  2012     15.66        16.17      9,227.22

   BlackRock Aggressive
    Growth Investment
    Division..................... 2003      7.48        10.47          0.00
                                  2004     10.47        11.75          0.00
                                  2005     11.75        12.93          0.00
                                  2006     12.93        13.71          0.00
                                  2007     13.71        16.42          0.00
                                  2008     16.42         8.85          0.00
                                  2009      8.85        13.15          0.00
                                  2010     13.15        15.06          0.00
                                  2011     15.06        14.51          0.00
                                  2012     14.51        16.00          0.00

   BlackRock Bond Income
    Investment Division.......... 2003     10.60        11.14        887.35
                                  2004     11.14        11.56        890.00
                                  2005     11.56        11.77        890.75
                                  2006     11.77        12.21        893.75
                                  2007     12.21        12.89        800.14
                                  2008     12.89        12.37      4,561.02
                                  2009     12.37        13.45      4,561.06
                                  2010     13.45        14.48      4,562.47
                                  2011     14.48        15.33      4,561.02
                                  2012     15.33        16.38      4,561.02

   BlackRock Diversified
    Investment Division.......... 2003      8.66        10.37          0.00
                                  2004     10.37        11.18          0.00
                                  2005     11.18        11.45          0.00
                                  2006     11.45        12.57          0.00
                                  2007     12.57        13.23          0.00
                                  2008     13.23         9.88          0.00
                                  2009      9.88        11.52          0.00
                                  2010     11.52        12.55          0.00
                                  2011     12.55        12.94          0.00
                                  2012     12.94        14.45          0.00

   BlackRock Large Cap Core
    Investment Division*......... 2007     13.20        13.40          0.00
                                  2008     13.40         8.37          0.00
                                  2009      8.37         9.93          0.00
                                  2010      9.93        11.12          0.00
                                  2011     11.12        11.11          0.00
                                  2012     11.11        12.55          0.00

   BlackRock Large Cap
    Investment Division.......... 2003      7.60         9.84          0.00
                                  2004      9.84        10.84          0.00
                                  2005     10.84        11.15          0.00
                                  2006     11.15        12.65          0.00
                                  2007     12.65        13.31          0.00

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                                      11

                                      BEGINNING                 NUMBER OF
                                       OF YEAR    END OF YEAR  ACCUMULATION
                                     ACCUMULATION ACCUMULATION  UNITS END
    INVESTMENT DIVISION         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
    -------------------         ---- ------------ ------------ ------------
    BlackRock Large Cap
     Value Investment
     Division (5/1/2004)....... 2004    $10.10       $11.20          0.00
                                2005     11.20        11.80          0.00
                                2006     11.80        13.99          0.00
                                2007     13.99        14.37          0.00
                                2008     14.37         9.29          0.00
                                2009      9.29        10.27          0.00
                                2010     10.27        11.14          0.00
                                2011     11.14        11.33          0.00
                                2012     11.33        12.86          0.00

    BlackRock Legacy Large
     Cap Growth Investment
     Division (5/1/2004)....... 2004     10.08        11.12          0.00
                                2005     11.12        11.82          0.00
                                2006     11.82        12.23          0.00
                                2007     12.23        14.43          0.00
                                2008     14.43         9.10          0.00
                                2009      9.10        12.37        353.08
                                2010     12.37        14.73        355.37
                                2011     14.73        13.32        353.11
                                2012     13.32        15.14        353.11

    BlackRock Legacy Large
     Cap Growth Investment
     Division (formerly FI
     Large Cap Investment
     Division) (5/1/2006)...... 2006     18.83        19.17          0.00
                                2007     19.17        19.79          0.00
                                2008     19.79        10.85          0.00
                                2009     10.85        11.34          0.00

    BlackRock Money Market
     Investment Division
     (5/1/2009)................ 2009     30.68        30.58          0.00
                                2010     30.58        30.39          0.00
                                2011     30.39        30.19          0.00
                                2012     30.19        29.99          0.00

    Clarion Global Real Estate
     Investment Division
     (5/1/2004)................ 2004      4.07         2.13          0.00
                                2005      2.13         2.40          0.00
                                2006      2.40         3.29     25,142.94
                                2007      3.29         2.79     25,156.78
                                2008      2.79         1.62     41,520.46
                                2009      1.62         2.17     72,786.51
                                2010      2.17         2.51     72,798.00
                                2011      2.51         2.36     58,957.01
                                2012      2.36         2.96     78,281.02

    Davis Venture Value
     Investment Division....... 2003      8.69        11.30         35.03
                                2004     11.30        12.62         33.04
                                2005     12.62        13.83         30.99
                                2006     13.83        15.74      6,215.90
                                2007     15.74        16.36      6,187.05
                                2008     16.36         9.85      6,186.73
                                2009      9.85        12.92     11,159.78
                                2010     12.92        14.38      6,586.71
                                2011     14.38        13.71      6,584.27
                                2012     13.71        15.37     15,256.68

    FI Value Leaders
     Investment Division
     (5/1/2004)................ 2004     10.09        11.45          0.00
                                2005     11.45        12.59          0.00
                                2006     12.59        14.00          0.00
                                2007     14.00        14.50          0.00
                                2008     14.50         8.79          0.00
                                2009      8.79        10.64          0.00
                                2010     10.64        12.12          0.00
                                2011     12.12        11.30          0.00
                                2012     11.30        12.99          0.00

                                      BEGINNING                 NUMBER OF
                                       OF YEAR    END OF YEAR  ACCUMULATION
                                     ACCUMULATION ACCUMULATION  UNITS END
     INVESTMENT DIVISION        YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
     -------------------        ---- ------------ ------------ ------------
     Harris Oakmark
      International Investment
      Division (5/1/2004)...... 2004   $ 10.03      $ 11.72          0.00
                                2005     11.72        13.33          0.00
                                2006     13.33        17.11      5,792.17
                                2007     17.11        16.85      5,792.15
                                2008     16.85         9.92      5,792.17
                                2009      9.92        15.33      5,792.20
                                2010     15.33        17.77      5,793.00
                                2011     17.77        15.19      5,792.17
                                2012     15.19        19.54      9,731.27

     Invesco Small Cap Growth
      Investment Division
      (5/1/2004)............... 2004     10.09        10.88          0.00
                                2005     10.88        11.73          0.00
                                2006     11.73        13.28          0.00
                                2007     13.28        14.70          0.00
                                2008     14.70         8.96          0.00
                                2009      8.96        11.96          0.00
                                2010     11.96        15.02          0.00
                                2011     15.02        14.80          0.00
                                2012     14.80        17.43          0.00

     Janus Forty Investment
      Division (4/28/2008)..... 2008    344.94       189.99          0.00
                                2009    189.99       270.33         42.09
                                2010    270.33       294.58         42.22
                                2011    294.58       271.25         42.09
                                2012    271.25       331.03         42.09

     Jennison Growth
      Investment Division...... 2005      8.70        10.53         20.34
                                2006     10.53        10.75         21.35
                                2007     10.75        11.93          0.00
                                2008     11.93         7.53          0.00
                                2009      7.53        10.48          0.00
                                2010     10.48        11.62          0.00
                                2011     11.62        11.60          0.00
                                2012     11.60        13.35          0.00

     Jennison Growth
      Investment Division
      (formerly Oppenheimer
      Capital Appreciation
      Investment Division
      (5/1/2005)).............. 2005      8.29         9.06          0.00
                                2006      9.06         9.71          0.00
                                2007      9.71        11.04          0.00
                                2008     11.04         5.94          0.00
                                2009      5.94         8.51          0.00
                                2010      8.51         9.27          0.00
                                2011      9.27         9.12          0.00
                                2012      9.12        10.28          0.00

     Jennison Growth
      Investment Division
      (formerly Met/Putnam
      Voyager Investment
      Division)................ 2003      7.21         9.02         21.97
                                2004      9.02         9.41         22.15
                                2005      9.41         8.60         23.02

     Legg Mason ClearBridge
      Aggressive Growth
      Investment Division
      (5/1/2004)............... 2004     10.07        11.02          0.00
                                2005     11.02        12.46          0.00
                                2006     12.46        12.18          0.00
                                2007     12.18        12.42          0.00
                                2008     12.42         7.53          0.00
                                2009      7.53         9.99          0.00
                                2010      9.99        12.31          0.00
                                2011     12.31        12.67          0.00
                                2012     12.67        14.95          0.00

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                                      12

                                      BEGINNING                 NUMBER OF
                                       OF YEAR    END OF YEAR  ACCUMULATION
                                     ACCUMULATION ACCUMULATION  UNITS END
     INVESTMENT DIVISION        YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
     -------------------        ---- ------------ ------------ ------------
     Legg Mason ClearBridge
      Aggressive Growth
      Investment Division
      (formerly Legg Mason
      Value Equity Investment
      Division and before that
      MFS(R) Investors Trust
      Investment Division)
      (5/1/2004)............... 2004    $10.07       $11.23        0.00
                                2005     11.23        11.97        0.00
                                2006     11.97        12.56        0.00

     Legg Mason ClearBridge
      Aggressive Growth
      Investment Division
      (formerly Legg Mason
      Value Equity Investment
      Division)................ 2006     12.50        13.48        0.00
                                2007     13.48        12.63        0.00
                                2008     12.63         5.71        0.00
                                2009      5.71         7.83        0.00
                                2010      7.83         8.39        0.00
                                2011      8.39         8.94        0.00

     Loomis Sayles Small Cap
      Core Investment
      Division................. 2003      8.46        11.47        0.00
                                2004     11.47        13.26        0.00
                                2005     13.26        14.09        0.00
                                2006     14.09        16.34        0.00
                                2007     16.34        18.17        0.00
                                2008     18.17        11.57        0.00
                                2009     11.57        14.97        0.00
                                2010     14.97        18.97        0.00
                                2011     18.97        18.96        0.00
                                2012     18.96        21.58        0.00

     Loomis Sayles Small Cap
      Growth Investment
      Division (5/1/2004)...... 2004     10.05        11.21        0.00
                                2005     11.21        11.65        0.00
                                2006     11.65        12.74        0.00
                                2007     12.74        13.23        0.00
                                2008     13.23         7.73        0.00
                                2009      7.73         9.98        0.00
                                2010      9.98        13.06        0.00
                                2011     13.06        13.37        0.00
                                2012     13.37        14.77        0.00

     Lord Abbett Bond
      Debenture Investment
      Division................. 2003      9.75        11.58       42.32
                                2004     11.58        12.48       41.76
                                2005     12.48        12.62       42.44
                                2006     12.62        13.71       41.86
                                2007     13.71        14.56        0.00
                                2008     14.56        11.80        0.00
                                2009     11.80        16.08        0.00
                                2010     16.08        18.08        0.00
                                2011     18.08        18.83        0.00
                                2012     18.83        21.18        0.00

     Lord Abbett Mid Cap Value
      Investment Division...... 2012     20.06        20.75        0.00

     Lord Abbett Mid Cap Value
      Investment Division
      (formerly Neuberger
      Berman Mid Cap Value
      Investment Division)..... 2003      9.62        13.05        0.00
                                2004     13.05        15.93        0.00
                                2005     15.93        17.77        0.00
                                2006     17.77        19.68        0.00
                                2007     19.68        20.23        0.00
                                2008     20.23        10.58        0.00
                                2009     10.58        15.57        0.00
                                2010     15.57        19.54        0.00
                                2011     19.54        18.17        0.00
                                2012     18.17        20.16        0.00

                                       BEGINNING                 NUMBER OF
                                        OF YEAR    END OF YEAR  ACCUMULATION
                                      ACCUMULATION ACCUMULATION  UNITS END
    INVESTMENT DIVISION          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
    -------------------          ---- ------------ ------------ ------------
    Met/Artisan Mid Cap Value
     Investment Division
     (5/1/2004)................. 2004    $10.07       $11.00        0.00
                                 2005     11.00        12.03        0.00
                                 2006     12.03        13.44        0.00
                                 2007     13.44        12.44        0.00
                                 2008     12.44         6.67        0.00
                                 2009      6.67         9.38        0.00
                                 2010      9.38        10.72        0.00
                                 2011     10.72        11.38        0.00
                                 2012     11.38        12.64        0.00

    Met/Franklin Income
     Investment Division
     (Class B) (4/28/2008)...... 2008      9.99         8.02        0.00
                                 2009      8.02        10.19        0.00
                                 2010     10.19        11.32        0.00
                                 2011     11.32        11.49        0.00
                                 2012     11.49        12.84        0.00

    Met/Franklin Mutual Shares
     Investment Division
     (Class B) (4/28/2008)...... 2008      9.99         6.63        0.00
                                 2009      6.63         8.23        0.00
                                 2010      8.23         9.08        0.00
                                 2011      9.08         8.97        0.00
                                 2012      8.97        10.15        0.00

    Met/Franklin Templeton
     Founding Strategy
     Investment Division
     (Class B) (4/28/2008)...... 2008      9.99         7.07        0.00
                                 2009      7.07         9.03        0.00
                                 2010      9.03         9.87        0.00
                                 2011      9.87         9.63        0.00
                                 2012      9.63        11.11        0.00

    Met/Templeton Growth
     Investment Division
     (Class B) (4/28/2008)...... 2008      9.99         6.60        0.00
                                 2009      6.60         8.70        0.00
                                 2010      8.70         9.30        0.00
                                 2011      9.30         8.60        0.00
                                 2012      8.60        10.45        0.00

    MetLife Aggressive
     Strategy Investment
     Division................... 2011     12.93        11.14        0.00
                                 2012     11.14        12.96        0.00

    MetLife Aggressive
     Strategy Investment
     Division (formerly MetLife
     Aggressive Allocation
     Investment Division)
     (5/1/2005)................. 2005      9.99        11.22        0.00
                                 2006     11.22        12.94        0.00
                                 2007     12.94        13.30        0.00
                                 2008     13.30         7.89        0.00
                                 2009      7.89        10.34        0.00
                                 2010     10.34        11.90        0.00
                                 2011     11.90        12.95        0.00

    MetLife Conservative
     Allocation Investment
     Division (5/1/2005)........ 2005      9.99        10.36        0.00
                                 2006     10.36        11.04        0.00
                                 2007     11.04        11.60        0.00
                                 2008     11.60         9.90        0.00
                                 2009      9.90        11.88        0.00
                                 2010     11.88        13.02        0.00
                                 2011     13.02        13.39        0.00
                                 2012     13.39        14.56        0.00

    MetLife Conservative to
     Moderate Allocation
     Investment Division
     (5/1/2005)................. 2005      9.99        10.59        0.00
                                 2006     10.59        11.55        0.00
                                 2007     11.55        12.06        0.00
                                 2008     12.06         9.41        0.00
                                 2009      9.41        11.60        0.00
                                 2010     11.60        12.88        0.00
                                 2011     12.88        12.96        0.00
                                 2012     12.96        14.39        0.00

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                                      13

                                       BEGINNING                 NUMBER OF
                                        OF YEAR    END OF YEAR  ACCUMULATION
                                      ACCUMULATION ACCUMULATION  UNITS END
    INVESTMENT DIVISION          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
    -------------------          ---- ------------ ------------ ------------
    MetLife Mid Cap Stock
     Index Investment
     Division................... 2003    $ 9.09       $12.20        356.38
                                 2004     12.20        14.06          0.00
                                 2005     14.06        15.69          0.00
                                 2006     15.69        17.16          0.00
                                 2007     17.16        18.37      2,577.01
                                 2008     18.37        11.65          0.00
                                 2009     11.65        15.86          0.00
                                 2010     15.86        19.90          1.25
                                 2011     19.90        19.40          0.00
                                 2012     19.40        22.66          0.00

    MetLife Moderate Allocation
     Investment Division
     (5/1/2005)................. 2005      9.99        10.81          0.00
                                 2006     10.81        12.05          0.00
                                 2007     12.05        12.52          0.00
                                 2008     12.52         8.90          0.00
                                 2009      8.90        11.22          0.00
                                 2010     11.22        12.65          0.00
                                 2011     12.65        12.42          0.00
                                 2012     12.42        14.01          0.00

    MetLife Moderate to
     Aggressive Allocation
     Investment Division
     (5/1/2005)................. 2005      9.99        11.04          0.00
                                 2006     11.04        12.57          0.00
                                 2007     12.57        13.00          0.00
                                 2008     13.00         8.40          0.00
                                 2009      8.40        10.80          0.00
                                 2010     10.80        12.33          0.00
                                 2011     12.33        11.81          0.00
                                 2012     11.81        13.59          0.00

    MetLife Stock Index
     Investment Division........ 2003      7.94        10.12      2,787.75
                                 2004     10.12        11.11      7,149.89
                                 2005     11.11        11.55     10,744.42
                                 2006     11.55        13.25     13,985.26
                                 2007     13.25        13.85     15,555.43
                                 2008     13.85         8.66     17,690.49
                                 2009      8.66        10.86     18,260.24
                                 2010     10.86        12.39      9,884.09
                                 2011     12.39        12.53     10,712.59
                                 2012     12.53        14.42     11,282.81

    MFS(R) Research
     International Investment
     Division (5/1/2004)........ 2004     10.01        11.57          0.00
                                 2005     11.57        13.43          0.00
                                 2006     13.43        16.93          0.00
                                 2007     16.93        19.11          0.00
                                 2008     19.11        10.96          0.00
                                 2009     10.96        14.37          0.00
                                 2010     14.37        15.94          0.00
                                 2011     15.94        14.19          0.00
                                 2012     14.19        16.49          0.00

    MFS(R) Total Return
     Investment Division
     (5/1/2004)................. 2004     10.04        10.99          0.00
                                 2005     10.99        11.26          0.00
                                 2006     11.26        12.55          0.00
                                 2007     12.55        13.01          0.00
                                 2008     13.01        10.06          0.00
                                 2009     10.06        11.86          0.00
                                 2010     11.86        12.97          0.00
                                 2011     12.97        13.20          0.00
                                 2012     13.20        14.63          0.00

                                      BEGINNING                 NUMBER OF
                                       OF YEAR    END OF YEAR  ACCUMULATION
                                     ACCUMULATION ACCUMULATION  UNITS END
    INVESTMENT DIVISION         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
    -------------------         ---- ------------ ------------ ------------
    MFS(R) Value Investment
     Division.................. 2003    $ 9.12       $11.38         34.80
                                2004     11.38        12.59         33.10
                                2005     12.59        12.34         34.72
                                2006     12.34        14.48         31.70
                                2007     14.48        13.84          0.00
                                2008     13.84         9.15          0.00
                                2009      9.15        10.98          0.00
                                2010     10.98        12.16          0.00
                                2011     12.16        12.18          0.00
                                2012     12.18        14.12     12,244.14

    MLA Mid Cap Investment
     Division (formerly Lazard
     Mid Cap Investment
     Division) (5/1/2004)...... 2004     10.10        10.97          0.00
                                2005     10.97        11.81          0.00
                                2006     11.81        13.49          0.00
                                2007     13.49        13.07          0.00
                                2008     13.07         8.03          0.00
                                2009      8.03        10.94          0.00
                                2010     10.94        13.40          0.00
                                2011     13.40        12.63          0.00
                                2012     12.63        13.25          0.00

    MSCI EAFE(R) Index
     Investment Division
     (formerly Morgan Stanley
     EAFE(R) Index Investment
     Division)................. 2003      8.37        11.44        386.11
                                2004     11.44        13.60          0.00
                                2005     13.60        15.30          0.00
                                2006     15.30        19.12          0.00
                                2007     19.12        21.05          0.00
                                2008     21.05        12.11     16,453.47
                                2009     12.11        15.48     16,453.50
                                2010     15.48        16.64     25,296.52
                                2011     16.64        14.47     25,295.17
                                2012     14.47        17.01          0.00

    Morgan Stanley Mid Cap
     Growth Investment
     Division.................. 2010      9.42        11.01        113.81
                                2011     11.01        10.21          0.00
                                2012     10.21        11.11          0.00

    Morgan Stanley Mid Cap
     Growth Investment
     Division (formerly FI Mid
     Cap Opportunities
     Investment Division)...... 2003      7.34         9.82        113.51
                                2004      9.82        11.44        113.46
                                2005     11.44        12.15        113.47
                                2006     12.15        13.50        113.47
                                2007     13.50        14.53        113.54
                                2008     14.53         6.45        113.47
                                2009      6.45         8.58        113.43
                                2010      8.58         9.32          0.00

    Neuberger Berman Genesis
     Investment Division....... 2003      8.56        12.77         38.53
                                2004     12.77        14.63         35.62
                                2005     14.63        15.14         35.38
                                2006     15.14        17.56         32.69
                                2007     17.56        16.84          0.00
                                2008     16.84        10.31          0.00
                                2009     10.31        11.59          0.00
                                2010     11.59        14.00          0.00
                                2011     14.00        14.71          0.00
                                2012     14.71        16.08          0.00

    Oppenheimer Global Equity
     Investment Division....... 2003      8.48        10.99          0.00
                                2004     10.99        12.71          0.00
                                2005     12.71        14.68          0.00
                                2006     14.68        17.01          0.00
                                2007     17.01        18.00          0.00
                                2008     18.00        10.66        712.68
                                2009     10.66        14.86      1,001.98
                                2010     14.86        17.17      1,002.98
                                2011     17.17        15.65      1,001.97
                                2012     15.65        18.89        904.46

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                                      14

                                      BEGINNING                 NUMBER OF
                                       OF YEAR    END OF YEAR  ACCUMULATION
                                     ACCUMULATION ACCUMULATION  UNITS END
     INVESTMENT DIVISION        YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
     -------------------        ---- ------------ ------------ ------------
     PIMCO Inflation Protected
      Bond Investment Division
      (5/1/2006)............... 2006    $11.33       $11.51      12,865.40
                                2007     11.51        12.70      17,191.54
                                2008     12.70        11.78      65,229.17
                                2009     11.78        13.85      61,520.07
                                2010     13.85        14.87     112,647.00
                                2011     14.87        16.47     113,675.50
                                2012     16.47        17.89      12,149.36

     PIMCO Total Return
      Investment Division...... 2004      9.99        10.43           0.00
                                2005     10.43        10.62           0.00
                                2006     10.62        11.06       4,600.88
                                2007     11.06        11.85       6,414.25
                                2008     11.85        11.84      23,248.61
                                2009     11.84        13.93      28,626.10
                                2010     13.93        15.01      68,898.03
                                2011     15.01        15.42      95,384.37
                                2012     15.42        16.79      10,644.33

     RCM Technology
      Investment Division
      (5/1/2004)............... 2004     10.06        10.53           0.00
                                2005     10.53        11.65           0.00
                                2006     11.65        12.21           0.00
                                2007     12.21        15.97           0.00
                                2008     15.97         8.84           0.00
                                2009      8.84        13.99           0.00
                                2010     13.99        17.83           0.00
                                2011     17.83        15.98           0.00
                                2012     15.98        17.85           0.00

     Russell 2000(R) Index
      Investment Division...... 2003      8.72        12.65           0.00
                                2004     12.65        14.81           0.00
                                2005     14.81        15.37           0.00
                                2006     15.37        18.02       2,102.89
                                2007     18.02        17.63       2,104.05
                                2008     17.63        11.65       2,810.42
                                2009     11.65        14.58       2,810.39
                                2010     14.58        18.39       2,812.25
                                2011     18.39        17.52       2,810.42
                                2012     17.52        20.26       2,713.61

     SSgA Growth and Income
      ETF Investment Division
      (5/1/2006)............... 2006     10.57        11.29           0.00
                                2007     11.29        11.87           0.00
                                2008     11.87         8.86           0.00
                                2009      8.86        11.00           0.00
                                2010     11.00        12.31           0.00
                                2011     12.31        12.38           0.00
                                2012     12.38        13.92           0.00

     SSgA Growth ETF
      Investment Division
      (5/1/2006)............... 2006     10.77        11.55           0.00
                                2007     11.55        12.16           0.00
                                2008     12.16         8.11           0.00
                                2009      8.11        10.44           0.00
                                2010     10.44        11.87           0.00
                                2011     11.87        11.57           0.00
                                2012     11.57        13.26           0.00

     T. Rowe Price Large Cap
      Growth Investment
      Division................. 2003      8.01        10.41           0.00
                                2004     10.41        11.37           0.00
                                2005     11.37        12.04           0.00
                                2006     12.04        13.54           0.00
                                2007     13.54        14.72           0.00
                                2008     14.72         8.50      59,657.13
                                2009      8.50        12.11      59,657.14
                                2010     12.11        14.08     102,860.86
                                2011     14.08        13.84     102,860.85
                                2012     13.84        16.36           0.00

                                     BEGINNING                 NUMBER OF
                                      OF YEAR    END OF YEAR  ACCUMULATION
                                    ACCUMULATION ACCUMULATION  UNITS END
      INVESTMENT DIVISION      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
      -------------------      ---- ------------ ------------ ------------
      T. Rowe Price Mid Cap
       Growth Investment
       Division (5/1/2004).... 2004    $10.10       $11.52          0.00
                               2005     11.52        13.15          0.00
                               2006     13.15        13.93          0.00
                               2007     13.93        16.31          0.00
                               2008     16.31         9.78          0.00
                               2009      9.78        14.17          0.00
                               2010     14.17        18.04          0.00
                               2011     18.04        17.67          0.00
                               2012     17.67        20.00          0.00

      T. Rowe Price Small Cap
       Growth Investment
       Division............... 2003      8.10        11.34         97.21
                               2004     11.34        12.51         97.25
                               2005     12.51        13.80         97.22
                               2006     13.80        14.24         97.22
                               2007     14.24        15.55         97.27
                               2008     15.55         9.85         97.22
                               2009      9.85        13.61         97.25
                               2010     13.61        18.24     25,169.70
                               2011     18.24        18.44     46,001.79
                               2012     18.44        21.29          0.00

      Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division
       (5/1/2004)............. 2004      9.97        10.65          0.00
                               2005     10.65        10.88          0.00
                               2006     10.88        11.35      4,500.27
                               2007     11.35        11.73      6,266.56
                               2008     11.73         9.91      8,628.22
                               2009      9.91        13.02      6,131.93
                               2010     13.02        14.58      6,133.76
                               2011     14.58        15.38     10,595.03
                               2012     15.38        17.03      3,726.05

      Western Asset
       Management U.S.
       Government Investment
       Division (5/1/2004).... 2004      9.99        10.29          0.00
                               2005     10.29        10.40          0.00
                               2006     10.40        10.76          0.00
                               2007     10.76        11.16          0.00
                               2008     11.16        11.05          0.00
                               2009     11.05        11.45          0.00
                               2010     11.45        12.04     28,812.83
                               2011     12.04        12.62     28,811.80
                               2012     12.62        12.96          0.00

----------
   The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

   The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

   The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

   The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

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                                      15

   The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

   The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

   The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

   The assets of the MFS(R) Investors Trust Investment Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

   The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available under the Deferred Annuity.

   *We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio.

   Please see the Table of Expenses for more information.

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                                      16